Filed with the Securities and Exchange Commission on November 3, 2006

1933 Act Registration File No. 33-12213
1940 Act File No. 811-05037
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[	X	]
Pre-Effective Amendment No.		[		]
Post-Effective Amendment No.	269	[	X	]

 and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[	X	]
Amendment No.	270	[	X	]

(Check appropriate box or boxes.)

PROFESSIONALLY MANAGED PORTFOLIOS
(Exact Name of Registrant as Specified in Charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of Principal Executive Offices, including Zip Code)
Registrant’s Telephone Number, including Area Code: (414) 765-5348

Robert M. Slotky
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
(Name and Address of Agent for Service)

Copy to:
Julia Allecta, Esq.
Paul, Hastings, Janofsky & Walker LLP
55 Second Street, 24th Floor.
San Francisco, CA 94103-0441

It is proposed that this filing will become effective (check appropriate box)
[		]	immediately upon filing pursuant to paragraph (b)
[		]	On (date) pursuant to paragraph (b)
[		]	60 days after filing pursuant to paragraph (a)(1)
[		]	on (date) pursuant to paragraph (a)(1)
[	X	]	75 days after filing pursuant to paragraph (a)(2)
[		]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
[	]	This post-effective amendment designates a new effective date for a previously filed post- effective amendment.

Subject to Completion, Dated November 3, 2006

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

DAL INVESTMENT COMPANY

FundX ETF
Upgrader Funds

FundX ETF Upgrader Fund
FundX ETF Aggressive Upgrader Fund

These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Commission passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

February 1, 2007

Table of Contents

AN OVERVIEW OF THE FUNDS: RISK/RETURN SUMMARY	3
INVESTMENT OBJECTIVES AND PRINCIPAL INVESTMENT STRATEGIES	8
THE ADVISOR’S CLASSIFICATION AND PROCESS	9
PRINCIPAL RISKS OF INVESTING IN THE FUNDS	12
PORTFOLIO HOLDINGS INFORMATION	14
INVESTMENT ADVISOR TO THE FUNDS	14
PORTFOLIO MANAGERS AND MEMBERS OF THE INVESTMENT COMMITEE	15
SHAREHOLDER INFORMATION	16
SERVICE FEES AND OTHER THIRD PARTY PAYMENTS	23
DISTRIBUTION AND TAXES	24
FINANCIAL HIGHLIGHTS	25
PRIVACY NOTICE	INSIDE BACK COVER

FundX ETF Upgrader Fund and FundX ETF Aggressive Upgrader Fund (each a “Fund,” and collectively, the “Funds”) are mutual funds that pursue their objectives by investing exclusively in shares of exchange-traded funds (“ETFs”). The FundX ETF Upgrader Fund and the FundX ETFAggressive Upgrader Fund seek long-term capital appreciation. DAL Investment Company, LLC (the “Advisor”) is the investment advisor to the Funds and is located at 235 Montgomery Street, Suite 1049, San Francisco, California 94104. The Funds are series of Professionally Managed Portfolios (the “Trust”). Other than the FundX Upgrader Fund, FundX Aggressive Upgrader Fund, FundX Conservative Upgrader Fund, FundX Flexible Income Fund and the FundX Stock Upgrader Fund, offered in separate prospectuses, the Funds do not hold themselves out as related to any other series of the Trust for purposes of investment and investor services, nor do they share the same investment advisor with any other series.

AN OVERVIEW OF THE FUNDS: RISK/RETURN SUMMARY

What are the Funds’ Investment Objectives?

The investment objective of the FundX ETF Upgrader Fund (“ETF Upgrader Fund”) is to maximize capital appreciation over the long term without regard to income.

The investment objective of the FundX ETF Aggressive Upgrader Fund (“ETF Aggressive Fund”) is to maximize capital appreciation over the long term without regard to income.

What are the Funds’ Principal Investment Strategies?

Each Fund seeks to achieve its investment objective by investing primarily in ETFs (referred to in this Prospectus as “Underlying Funds”). The Underlying Funds are not affiliated with the Funds or the Advisor. Some Underlying Funds primarily invest in particular types of securities, while some concentrate in certain industries or sectors, and others invest in a variety of securities. Various Underlying Funds may emphasize either value or growth styles of investing or a combination thereof.

The ETF Upgrader Fund typically maintains a core holding of Underlying Funds comprised of diversified portfolios invested in well-established U.S. and foreign companies, which may also include some fixed-income instruments. There is no limit on the percentage of the ETF Upgrader Fund’s assets that may be invested in Underlying Funds that focus their investments in foreign securities, and up to 50% of its assets may be invested in Underlying Funds that focus their investments in emerging market securities. In addition, the Advisor may invest a portion of the ETF Upgrader Fund’s portfolio in more aggressive Underlying Funds when it perceives greater potential returns by taking additional risks or more conservative Underlying Funds when it believes that market conditions warrant a more defensive position. The more aggressive Underlying Funds may have concentrated positions within certain sectors or industries, may be heavily invested in companies with small market capitalization, or may engage in short sale transactions. The more conservative portfolios may have investment objectives that incorporate both income and capital appreciate or may be fixed-income portfolios with varying maturities.

The ETF Aggressive Fund may be invested up to 100% in Underlying Funds that focus on special investments, industries or market sectors. These Underlying Funds may invest in small- or mid-sized U.S. or foreign companies and may concentrate in a particular country, region, sector or in a few individual holdings. There is no limit on the percentage of the ETF Aggressive Fund’s assets that may be invested in Underlying Funds that focus their investments in foreign securities, including emerging market securities. The Underlying Funds may also use leverage, margin, short positions, options or futures. In addition, at the Advisor’s discretion, the ETF Aggressive Fund may invest a portion of its portfolio in Underlying Funds that generally invest in some fixed-income securities and equity securities with a wide range of capitalization to reduce volatility or when the Advisors believes market conditions warrant such investments.

Consistent with each Fund’s investment objective, the Advisor uses an “upgrading” investment strategy to select and manage Underlying Funds. The Advisor believes that the best investment returns can be attained by continually upgrading assets into what it believes to be the top performing Underlying Funds within a given style and risk class, and intends to stay with those funds as long as they continue to provide superior results. (For additional information, please see “Investment Objectives and Principal Investment Strategies.”)

Because each of the Funds will bear its share of the fees and expenses of the Underlying Funds, you will pay higher expenses than would be the case if you made a direct investment in the Underlying Funds. You also could incur expenses associated with frequent capital gains distributions by the Underlying Funds and could directly incur higher transaction costs because of high portfolio turnover in the Underlying Funds. In addition, investments in ETFs are also subject to brokerage and other trading costs which could result in greater expenses to a Fund.

What are the Principal Risks of Investing in the Funds?

An investment in the Funds entails risk. The Funds cannot guarantee that they will meet their respective investment objectives. Since the price of the Underlying Funds each Fund holds may fluctuate, the value of your investment may fluctuate and you could lose money. The following risks could affect the value of your investment:

▪
Market Risk - Market risk is the risk that the value of a Fund’s shares will fluctuate based on the performance of the securities held by the Underlying Funds it owns. These fluctuations may cause a security to be worth less than its original price or less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy or market as a whole.

▪
Management Risk - Management risk describes each Fund’s ability to meet its investment objective based on the Advisor’s success or failure to implement investment strategies for each Fund. The value of your investment is subject to the investment strategies employed by the Advisor in selecting the Underlying Funds and the investment strategies used by the Underlying Funds in selecting investments, including the ability of the investment advisory organizations that manage the Underlying Funds in assessing economic conditions and investment opportunities, which may result in a decrease in the value of your investment or in overall performance equal to other investments.

▪
ETF Trading Risk - Because the Funds invest in ETFs, they are subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of an ETF’s shares may trade at a discount to its net asset value (“NAV”), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which they trade, which may impact a Fund’s ability to sell its shares.

▪
Foreign Securities Risk - The Underlying Funds held by one or more Funds may have significant investments in foreign securities. Foreign securities risk entails risk relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices. Securities that are denominated in foreign currencies are subject to the further risk that the value of the foreign currency will fall in relation to the U.S. dollar and/or will be affected by volatile currency markets or actions of U.S. and foreign governments or central banks.

The Underlying Funds may also invest in emerging markets, which are markets of countries in the initial stages of industrialization and generally have low per capita income. In addition to the risks of foreign securities in general, countries in emerging markets are generally more volatile and can have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues.

▪
Non-Diversification Risk -The Underlying Funds may invest in a limited number of issuers and therefore may be considered non-diversified. If an Underlying Fund focuses its investments in a limited number of issuers, its NAV per share , market price and total returns may fluctuate more or fall greater in times of weaker markets than a more diversified mutual fund.

▪
Small Company Risk - The Underlying Funds may invest in securities of small companies, which involves greater volatility than investing in larger and more established companies because small companies can be subject to more abrupt or erratic share price changes than larger, more established companies. Securities of these types of companies have limited market liquidity, and their prices may be more volatile. You should expect that the value of an Underlying Fund’s shares, and therefore the value of a Fund’s shares will be more volatile than a fund that invests exclusively in large-capitalization companies.

▪
Concentration Risk - Because the Underlying Funds may hold a limited number of issuers, they may become concentrated in one or more sectors at any given time, subjecting a Fund to sector concentration risk. Sector concentration risk is the possibility that a certain sector may underperform other sectors or the market as a whole. Sectors possess particular risks that may not affect other sectors. The judgment of the investment advisory organizations that manage the Underlying Funds regarding which sectors offer the greatest potential for financial reward consistent with an Underlying Fund’s investment objective will change over time. As a result, if an Underlying Fund is concentrated in a particular sector, it will be subject to greater risk of loss from adverse economic, business or other developments affecting that sector than if its investments were diversified across different sectors.

▪
Upgrading Strategy Risk - The Funds employ an “upgrading” strategy whereby they continually seek to invest in the top-performing ETFs at a given time. When investment decisions are based on near-term performance, however, the Funds may be exposed to the risk of buying Underlying Funds immediately following a sudden, brief surge in performance that may be followed by a subsequent drop in market value. Furthermore, focusing on current market leaders may expose the Funds to concentration risk.

▪
Short Sales Risk -The Underlying Funds may engage in short sales, which could result in such a fund’s investment performance suffering if it is required to close out a short position earlier than it had intended.

▪
Interest Rate and Credit Risk - Interest rates may rise resulting in a decrease in the value of the securities held by the Underlying Funds or may fall resulting in an increase in the value of such securities. Longer maturities generally involve greater risk than shorter maturities. Issuers of fixed-income securities might be unable to make principal and interest payments when due. Underlying Funds may focus on or have a portion of their portfolios invested in securities rated below investment grade. The value of fixed-income securities that are rated below investment grade are subject to additional risk factors such as increased possibility of default, illiquidity of the security and changes in value based on public perception of the issuer.

▪
High-Yield Risk - The value of fixed-income securities held by the Underlying Funds that are rated below investment grade are subject to additional risk factors such as increased possibility of default. Additionally, these instruments are generally unsecured and may be subordinated to other creditor’s claims.

Who may want to Invest in the Funds?

The ETF Upgrader Fund may be appropriate for long-term investors who are willing to accept an above-average level of market risk associated with investing in a portfolio that depends largely on the value of common stock holdings. The ETF Upgrader Fund may not be appropriate for investors seeking regular income or stability of principal or those pursuing a short-term goal.

The ETF Aggressive Fund may be appropriate for long-term investors who are willing to accept a considerable level of market risk associated with investing in a portfolio that depends exclusively on the value of common stock holdings concentrated in one or more sectors or industries. The ETF Aggressive Fund may not be appropriate for investors seeking regular income or stability of principal or those pursuing a short-term goal.

What are the Funds’ Investment Performance?

There is no performance information available for the Funds as they had not commenced operations as of the date of this Prospectus.

What are the Fees and Expenses Associated with Investing in the Funds?

The tables describe the fees and expenses that you may pay if you buy and hold shares of the Funds. The expenses below are based on estimated expenses expected to be incurred for the fiscal period ended October 31, 2007.

FundX ETF
Shareholder Fees (fees paid directly from your investment)	Upgrader Fund	Aggressive Upgrader Fund
Maximum Sales Charge (load) Imposed on Purchases	None	None
Maximum Deferred Sales Charge (load)	None	None
Redemption Fee(1)	2.00%	2.00%

Annual Fund Operating Expenses(2) (expenses that are deducted from Fund assets)
Management Fee	1.00%	1.00%
Distribution (Rule 12b-1) Fees	None	None
Other Expenses(3)%		%
Acquired Fund (Underlying Fund) Fees and Expenses(4)
Total Annual Fund Operating Expenses	%	%
Less Expense Reimbursement or Recapture	%	%
Net Annual Fund Operating Expenses(5)%		%
_______________
(1)
You will pay a redemption fee of 2.00% on the value of shares you redeem that are held for less than 7 days. This fee will not be imposed on Fund shares acquired through the reinvestment of dividends or other distributions. The fee is payable to the Fund and is intended to benefit the remaining shareholders by reducing the costs of short-term trading.

(2)
To the extent that a Fund invests in Underlying Funds, the Fund will indirectly bear its proportionate share of any fees and expenses paid by such funds in addition to the fees and expenses payable directly by the Fund. Therefore, to the extent that a Fund invests in Underlying Funds, the Fund will incur higher expenses than indicated in the table above or example below, which do not indicate the fees and expenses of the Underlying Funds. For each Fund, the actual expenses are expected to vary with changes in the allocation of each Fund’s assets among the various Underlying Funds in which each Fund invests.

(3)	Other Expenses will include custodian, transfer agency, and other customary Fund expenses.

(4)
Acquired Fund (Underlying Fund) Fees and Expenses are based on estimated amounts for the current fiscal year. However, because the Advisor selects Underlying Funds without regard to expense (see “Investment Objectives and Principal Investment Strategies”), the range of actual expenses of the Underlying Funds are expected to vary with changes in the allocation of each Fund’s assets among various Underlying Funds and may be more or less than the range shown above.

(5)
The Advisor has contractually agreed to reduce its fees and/or pay each Fund’s expenses (excluding Acquired Fund Fees and Expenses, interest, taxes and extraordinary expenses) in order to limit Net Annual Operating Expenses for shares of the ETF Upgrader Fund and the ETF Aggressive Fund to 1.50% of each Fund’s average net assets (the “Expense Cap”). The Expense Cap will remain in effect for at least the period shown in the Example below and for an indefinite period thereafter, until the Trust’s Board of Trustees (the “Board”) determines that the Expense Cap is no longer in the best interests of each Fund and its shareholders. The Advisor is permitted to be reimbursed for fee reductions and/or expense payments made on behalf of a Fund in the prior three fiscal years. Any such reimbursement is subject to the Board’s review and approval. A reimbursement may be requested by the Advisor if the aggregate amount actually paid by a Fund toward operating expenses for such fiscal year (taking into account any reimbursement) does not exceed the Expense Cap.

Examples
The Examples below are intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds.

The Examples assume that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, dividends and distributions are reinvested, and a Fund’s operating expenses remain the same. The Example figures were calculated using net operating expenses. Although your actual costs may be higher or lower, under the assumptions, your costs would be:

Fund	1 Year	3 Years
FundX ETF Upgrader Fund	$	$
FundX ETF AggressiveUpgrader Fund	$	$

INVESTMENT OBJECTIVES AND PRINCIPAL INVESTMENT STRATEGIES

As noted in the “An Overview of the Funds” section of the Prospectus, each Fund pursues its own investment objective.

The investment objective of the ETF Upgrader Fund is to maximize capital appreciation over the long term without regard to income.

The investment objective of the ETF Aggressive Fund is to maximize capital appreciation over the long term without regard to income.

Each Fund’s investment objective is non-fundamental and may therefore be changed, without shareholder approval, upon a 60-day written notice to a Fund’s shareholders.

Each Fund seeks to achieve its investment objective by investing primarily in ETFs. The Funds purchase shares of ETFs in the secondary market and not directly from the ETFs. Each Fund will invest primarily in Underlying Funds that have an investment objective similar to the Fund’s or that otherwise are permitted investments under the Fund’s investment policies described herein. Nevertheless, the Underlying Funds purchased by a Fund likely will have certain investment policies and use certain investment practices that may be different from those of the Fund and not described herein. These other policies and practices may subject the Underlying Funds’ assets to varying or greater degrees of risk.

In selecting investments for the Funds’ portfolios, the Advisor employs an upgrading investment strategy. The Advisor believes that the best investment returns can be attained by “continually upgrading” assets into what it determines to be the current top performing funds within a given style and risk class. Continually upgrading refers to the ongoing process of (1) classifying ETFs by risk; (2) ranking the ETFs based on performance using the Advisor’s proprietary methodology; and (3) adjusting a Fund’s portfolio holdings to upgrade from under-performing ETFs to those that rank higher as a result of this analysis. The Advisor’s upgrading investment strategy is a systematic method of following market leadership that has been developed and refined by the Advisor over the past 36 years. Upgrading is based upon the observation that few, if any, money managers consistently excel. The Advisor believes that every professional money manager has a particular style that works well in some, but not all, market environments. Market leadership rotates between large-cap and small-cap stocks, growth and value styles of investing, international and domestic areas, etc. Market leadership changes because economic conditions change. But based on the Advisor’s observations, most fund managers do not change their particular styles when the market leadership changes.

The upgrading system is designed to be a logical system of investing in top Underlying Funds while they are performing well, and then moving to others when the Advisor believes the original choices are no longer the best. The Advisor believes continually upgrading can provide an effective way to participate successfully in a broad range of opportunities as they develop. This strategy is effective because of the relatively low transaction costs of investing in ETFs in the secondary market.

The Advisor’s upgrading investment strategy has been featured in Money, Barron’s, Forbes, Business Week, Personal Finance, Financial World, MSN/CBS Investing.com, Investor’s Business Daily, Kiplinger’s Personal Finance Report and Hulbert Financial Digest.

The Advisor has observed a great diversity of performance returns, typically with only a small percentage of ETFs ever invested in the right sectors of the equity market at the right time. Since market leadership is forever rotating, the Advisor moves incrementally toward the top ranked ETFs by progressively selling the lower ranked ETFs and reinvesting in the new leaders. See “Upgrading Strategy Risk” under “Principal Risks of Investing in the Funds” below for a discussion of the risks of short-term investing or focusing on near-term performance.

In general, the Advisor selects ETFs that it believes offer above-average prospects for achieving each Fund’s goal of capital growth. The Advisor believes such funds can be identified primarily through current performance. Prospective ETFs are first classified based on risk, as measured by historical performance, with a focus on downside records and then ranked based on recent performance. The Advisor believes that investing in ETFs will provide the Fund with opportunities to achieve greater diversification of portfolio securities and investment techniques than the Fund could achieve by investing directly in individual portfolio securities.

Since 1976, the Advisor has published a monthly newsletter, NoLoad Fund*X, providing performance data on over 750 funds, including FundX Scores and Ranks, which is the Advisor’s proprietary method used evaluate and rank funds. Although the Underlying Funds purchased for the Funds will generally also be highly ranked in NoLoad Fund*X, the Advisor may select from any ETF, including any funds that are not published in the newsletter.

The Advisor uses a proprietary system to classify ETFs according to risk, based primarily on their historical performance with emphasis on their downside records. As its secondary selection process, the Advisor then scores and ranks the ETFs by its proprietary system, based on one-month, three-month, six-month and twelve-month total returns. Five different classes of ETFs are categorized based on different risk characteristics, which include:

Class	Risk Profile
Class 1	Most Speculative ETFs
Class 2	Speculative ETFs
Class 3	High Quality Growth ETFs
Class 4	Total Return ETFs
Class 5	Fixed-Income Funds

The Underlying Funds in which the Funds invest are principally chosen from the above five categories as described in more detail below under “The Advisor’s Classification Process.”

THE ADVISOR'S CLASSIFICATION PROCESS

The Advisor has constructed four risk classes for equity ETFs. Using broad categories allows the Advisor to have a full range of investment opportunities available to the Funds. For instance, rather than isolating international ETFs from domestic, the Advisor groups them with others with similar downside risk. This allows the best to rise to the top, whatever their investment approach may be. Occasionally, some overlap may occur. You may find a Class 2 ETF showing no more volatility than a typical Class 3 ETF. Furthermore, the Advisor may re-classify ETFs when new information indicates such change is appropriate. The descriptions below provide a realistic indication of what we might expect from an ETF in each classification.

Class 1: Growth - Most Speculative Stock ETFs
Class 1 includes ETFs that focus on special investments, industries or market sectors. Class 1 ETFs may invest in small, new and/or unseasoned companies. International ETFs may concentrate in a particular country or region, including “emerging markets” or economies not considered mature. These ETFs may use investing techniques such as leveraging, margin, short positions or use of derivative instruments such as options or futures in ways likely to increase volatility.

Class 2: Growth - Speculative Stock ETFs
Class 2 includes ETFs invested in small or mid-sized companies. Many of these ETFs may lack diversification by focusing on a few industry sectors or concentrating their portfolios in a few individual holdings. These ETFs mostly hold common stocks, but may contain convertible bonds or other instruments. These ETFs may have moderate to high portfolio turnover.

Class 3: Growth - Higher Quality Stock ETFs
Generally, Class 3 ETFs are comprised of diversified portfolios invested in well-established companies. Such portfolios may include some fixed-income instruments such as bonds, convertibles, preferred stock or cash and may have flexibility to move to large cash positions. International (foreign) or global (foreign and domestic) ETFs in this class tend to invest in larger companies in mature economies (e.g., Europe & Japan). Primary objectives among these ETFs include long-term growth with little emphasis on income.

Class 4: Total Return (or Balanced) ETFs
Class 4 ETFs include a wide variety of investment strategies, usually including common stocks. Often these ETFs hold income-generating instruments to lower portfolio volatility. Some of these ETFs may use derivative instruments to a limited extent, specifically to lessen volatility, such as futures, put options or short selling.

Class 5: Fixed-Income ETFs - Bonds
Generally, Class 5 ETFs have a primary objective of current income and preservation of capital. This class is divided into categories of fixed-income securities that are further divided by duration and maturity. It is not the Advisor’s intention to purchase funds to achieve a particular tax result.

The Funds

FundX ETF Upgrader Fund
Under normal market conditions, the ETF Upgrader Fund will typically maintain a core holding of Class 3 ETFs. However, at the Advisor’s discretion, the ETF Upgrader Fund may invest a portion of its portfolio in other classes when the Advisor either perceives greater potential returns by taking additional risk in Class 1 or Class 2 ETFs, or believes the market dictates that it should be more defensive and hold Class 4 ETFs. While the Underlying Funds in Class 3 will generally invest in some fixed-income securities and equity securities of U.S. and foreign companies with a wide range of market capitalization, the Class 1 and Class 2 ETFs may tend to have concentrated positions within certain sectors or industries or may be heavily invested in companies with small market capitalization. In addition, some of the Class 1 Underlying Funds in which the ETF Upgrader Fund invests may engage in short sale transactions, where the ETF sells securities it does not own in anticipation of a decline in the value of those securities, specific industries or the market as a whole. The Advisor considers Underlying Funds whose holdings have an average market capitalization of over $7.5 billion to be large capitalization, $2.5 billion to $7.5 billion to be medium capitalization and $2.5 billion or less to be small capitalization.

At times, the ETF Upgrader Fund may have exposure to Class 4 ETFs, with investment objectives that incorporate both income and capital appreciation (e.g., balanced funds), or Class 5 fixed-income ETFs with varying maturities (e.g., long-term, intermediate or short-term) and credit qualities (e.g., investment grade or non-investment grade). Investments in Class 4 and Class 5 ETFs are intended to reduce the risk and potential volatility of the underlying stocks held by the ETFs in which the ETF Upgrader Fund will invest, although there can be no assurance that fixed-income ETF holdings will be able to moderate risk in this manner.

The term investment grade refers to the credit quality of fixed-income securities as established by a recognized rating agency, such as Standard & Poor's©.

The ETF Upgrader Fund also may purchase, without limit, shares of international and global Underlying Funds that focus their investment in securities of companies located outside of the U.S., when they meet the Advisor’s selection criteria. Furthermore, the ETF Upgrader Fund may also invest up to 50% of its assets in Underlying Funds that focus their investment in the equity securities of companies located in countries considered to have emerging markets or developing economies. The ETF Upgrader Fund considers emerging markets countries to be those defined by the Morgan Stanley Capital International (“MSCI”) Emerging Markets Index.

FundX ETF Aggressive Upgrader Fund
Under normal market conditions, the ETF Aggressive Fund may be invested as much as 100% in Underlying Funds from Class 1 and Class 2. However, at the Advisor’s discretion, the ETF Aggressive Fund may invest a portion of its portfolio in Underlying Funds from Class 3. While the Underlying Funds in Class 3 will generally invest in some fixed-income securities and equity securities of U.S. and foreign companies with a wide range of market capitalization, the Class 1 and Class 2 ETFs may tend to have concentrated positions within certain sectors or industries or may be heavily invested in companies with small market capitalization. In addition, some of the Underlying Funds in which the ETF Aggressive Fund invests may engage in short sale transactions.

The ETF Aggressive Fund also may purchase, without limit, shares of international and global Underlying Funds that focus their investment in securities of companies located outside of the U.S., when they meet the Advisor’s selection criteria. Furthermore, the ETF Aggressive Fund may also invest up to 100% of its assets in Underlying Funds that focus their investment in the equity securities of companies located in countries considered to have emerging markets or developing economies. The ETF Aggressive Fund considers emerging markets countries to be those defined by the MSCI Emerging Markets Index.

Both Funds
Please remember that the Funds are independent from any of the Underlying Funds in which they invest and have little voice in or control over the investment practices, policies or decisions of those Underlying Funds. If a Fund disagrees with those practices, policies or decisions, it may have no choice other than to liquidate its investment in that Underlying Fund, which may entail losses. Also, the investment advisors of the Underlying Funds in which a Fund invests may simultaneously pursue inconsistent or contradictory courses of action. For example, one Underlying Fund may be purchasing securities of the same issuer whose securities are being sold by another Underlying Fund, with the result that the Fund would incur an indirect brokerage expense without any corresponding investment or economic benefit.

Each Fund is actively managed and has no restrictions on portfolio turnover; however, the Advisor does not anticipate that a Fund’s annual portfolio turnover rate will be substantially in excess of 200% on a regular basis. A high portfolio turnover rate (100% or more) may result in the realization and distribution of higher capital gains to Fund shareholders and may mean a higher tax liability. A high portfolio turnover rate may also lead to higher transaction costs, which could negatively affect a Fund’s performance.

For temporary defensive purposes under abnormal market or economic conditions, a Fund may hold all or a portion of its assets in money market instruments, money market funds or U.S. government repurchase agreements. A Fund may also invest in such instruments at any time to maintain liquidity or pending selection of investments in accordance with its policies. When a Fund takes a temporary defensive position, the Fund may not achieve its investment objective.

Up to 25% of a Fund’s assets may be invested in shares of a single Underlying Fund; however, each Fund intends to limit its investments in Underlying Funds in accordance with the Investment Company Act of 1940, as amended, or with certain terms and conditions of applicable exemptive orders issued by the SEC and approved by the Board. A Fund may invest in Underlying Funds that are permitted to invest more than 25% of their assets in a single industry and may also invest in Underlying Funds that are themselves non-diversified.

PRINCEIPAL RISKS OF INVESTING IN THE FUNDS

Although the Funds principally invest in any number of Underlying Funds, this investment strategy does not eliminate investment risk. Therefore, there is no assurance that the Funds will achieve their investment objectives. Since the prices of securities may fluctuate, the value of your investment in the Funds may fluctuate and you could lose money. The following list sets forth more information about the principal risks that apply to the Funds. The following risks apply to each Fund unless otherwise noted.

MARKET RISK - The Funds’ assets will be invested in Underlying Funds that themselves invest primarily in equity securities. The value of your investment in each Fund depends on the value of the Underlying Funds it owns. In turn, the value of each of the Underlying Funds depends on the market value of the equity securities in which it has invested. Market risk is the risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than its original price or less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole.

ETF TRADING RISK - Because the Funds invest in ETFs, they are subject to additional risks that do not apply to conventional funds, including the risk that the market price of the ETF’s shares may trade at a discount to their NAV. Also, an active secondary trading market for an ETF’s shares may not develop or be maintained, or trading of an ETF’s shares may be halted if the listing exchange deems such action appropriate. This could lead to a lack of market liquidity, thereby forcing a Fund to sell its shares in an Underlying Fund for less than the shares’ NAV. Further, an ETF’s shares may be delisted from the exchange on which they trade. ETFs are also subject to the risks of the underlying securities or sectors the ETF is designed to track.

UPGRADING STRATEGY RISK - The Funds employ an “upgrading” strategy whereby they continually seek to invest in the top-performing ETFs at a given time. When investment decisions are based on near-term performance, however, the Funds may be exposed to the risk of buying Underlying Funds immediately following a sudden, brief surge in performance that may be followed by a subsequent drop in market value. Furthermore, focusing on current market leaders may expose the Funds to concentration risk.

SMALL COMPANY RISK - The Funds may invest in Underlying Funds that invest in small capitalization companies. As a result, your investment will be subject to small company risk. Small company risk is the risk that, due to limited product lines, markets or financial resources, dependence on a relatively small management group or other factors, small companies may be more vulnerable than larger companies to adverse business or economic developments. Securities of small companies are generally less liquid and more volatile than securities of larger companies or the market averages. In addition, small companies may not be as well-known to the investing public as large companies, may not have institutional ownership and may have only cyclical, static or moderate growth prospects. In addition, the performance of an Underlying Fund may be adversely affected during periods when the smaller capitalization stocks are out-of-favor with investors. Under normal market conditions, the Advisor intends to hold small company funds only when small company stocks are outperforming large company stocks.

INTEREST AND CREDIT RISK - The Underlying Funds comprising the Funds’ portfolios may hold bonds and other fixed-income securities. Underlying Funds of this type invest a portion of their assets in bonds, notes and other fixed-income and convertible securities, as well as preferred stock. Generally, the value of a fixed-income portfolio will decrease when interest rates rise and increase when interest rates fall. Therefore, an Underlying Fund’s NAV will fluctuate. Also, fixed-income securities with longer maturities generally involve greater risk than securities with shorter maturities. In addition to interest rate risk, changes in the creditworthiness of an issuer of fixed-income securities and the market’s perception of that issuer’s ability to repay principal and interest when due can also affect the value of fixed-income securities held by an Underlying Fund.

HIGH-YIELD RISK - The Funds may invest in Underlying Funds that focus their investments in securities rated below investment grade. Fixed-income securities receiving the lowest investment grade rating may have speculative characteristics, and, like securities rated below investment grade, when compared to higher-grade securities, may have a weakened capacity to make principal and interest payments in adverse economic conditions or other circumstances. High-yield, high risk and lower-rated securities are subject to additional risk factors, such as increased possibility of default, decreased liquidity and fluctuations in value due to public perception of the issuer of such securities.

FOREIGN SECURITIES RISK - One or more Underlying Funds may invest in the securities of foreign companies. As a result, such Underlying Fund would be subject to foreign securities risk. Foreign securities risk entails risk relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices. Securities that are denominated in foreign currencies are subject to the further risk that the value of the foreign currency will fall in relation to the U.S. dollar and/or will be affected by volatile currency markets or actions of U.S. and foreign governments or central banks.

EMERGING MARKETS RISK - In addition to developed markets, Underlying Funds may invest in emerging markets, which are markets of countries in the initial stages of industrialization and that generally have low per capita income. In addition to the risks of foreign securities in general, countries in emerging markets are generally more volatile and can have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries and securities markets that trade a small number of issues.

NON-DIVERSIFICATION RISK - Some of the Underlying Funds may invest in a limited number of issuers and therefore, may be non-diversified. Because such an Underlying Fund focuses its investments in a limited number of issuers, its NAVs and total returns may fluctuate more or fall greater in times of weaker markets than a more diversified mutual fund.

CONCENTRATION RISK - It is anticipated that the Funds will invest in Underlying Funds with concentrated investments. In the case of an Underlying Fund that concentrates its investments in a particular industry or sector, events may occur that impact that industry or sector more significantly than the stock market as a whole. Furthermore, each industry or sector possesses particular risks that may not affect other industries or sectors.

DERIVATIVE RISK - Some Underlying Funds may use derivative instruments because their value derives from the value of an underlying asset, currency or index. Investments in such Underlying Funds may involve the risk that the value of derivatives may rise or fall more rapidly than other investments, and the risk that an Underlying Fund may lose more than the initial amount invested in the derivative. Derivative instruments also involve the risk that other parties to the derivative contract may fail to meet their obligations, which would result in a loss.

SHORT SALE RISK - Some of the Underlying Funds in which the Funds invest will engage in short sales, which may result in an Underlying Fund’s investment performance suffering if it is required to close out a short position earlier than it had intended. This would occur if the lender required such Underlying Fund to deliver the securities it borrowed at the commencement of the short sale and it was unable to borrow the securities from other securities lenders. Furthermore, until an Underlying Fund replaces a security borrowed, or sold short, it must pay to the lender amounts equal to any dividends that accrue during the period of the short sale.

LEVERAGE RISK - Some Underlying Funds may borrow money for leveraging. Interest expenses may exceed the income from the assets purchased with such borrowings. While the interest obligation resulting from borrowing will be fixed (although they may fluctuate with changing market rates of interest depending on the terms of the relevant agreement), the NAV per share of the Underlying Fund will tend to increase more when its portfolio securities increase in value and to decrease more when its portfolio assets decrease in value than would otherwise be the case if it did not borrow funds.

PORTFOLIO HOLDINGS INFORMATION

The Funds’ portfolio holdings are disclosed quarterly within 60 days of the end of each fiscal quarter, in the Annual Report and Semi-Annual Report to Fund shareholders, and in the quarterly holdings report on Form N-Q. In addition, the Funds disclose a complete list of the Funds’ month-end portfolio holdings, on or about the fifth business day of the following month on their website at upgraderfunds.com. (The portfolio holdings information for each Fund is available by clicking the hyperlink of the Fund’s name located on the Fund information page at upgraderfunds.com/funds.cfm, or by clicking the hyperlink of the Fund’s ticker symbol on any page.) Holdings information posted on the Funds’ website may be separately provided to any person commencing the day after it is first published on the website. A more detailed description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the Funds’ Statement of Additional Information (“SAI”).

INVESTMENT ADVISOR TO THE FUNDS

DAL Investment Company, LLC, is the investment advisor to the Funds. The Advisor is located at 235 Montgomery Street, Suite 1049, San Francisco, CA 94104. The Advisor has been providing investment advisory services to individual and institutional investors since 1969. The Advisor pioneered the use of no-load mutual funds for managing large personal, corporate and retirement accounts. As of the date of this prospectus, the Advisor had approximately $__ billion in assets under management. The Advisor supervises each Fund’s investment activities and determines which investments are purchased and sold by the Funds. The Advisor also furnishes each Fund with office space and certain administrative services and provides most of the personnel needed by the Funds. Under an investment advisory agreement with the Funds, each Fund compensates the Advisor for its investment advisory services. The ETF Upgrader Fund and the ETF Aggressive Fund each pay the Advisor a monthly management fee at an annual rate of 1.00% based on each Fund’s average daily net assets.

A discussion regarding the basis of the Board’s approval of the investment advisory agreement with the Advisor will be available in the Funds’ Semi-Annual Report to shareholders for the period ended April 30, 2007.

PORTFOLIO MANAGERS AND MEMBERS OF THE INVESTMENT COMMITTEE

Investment decisions for each of the Funds are made by an investment committee consisting of senior portfolio managers and experienced investment professionals within the Advisor’s organization. No one person is solely responsible for the day-to-day management of a Fund’s portfolio. The members of the investment committee are listed in the table below.

Name	Title	Tenure
Janet Brown	President and Portfolio Manager	1978
Sean McKeon	Portfolio Manager	1990
Bernard Burke	Portfolio Manager and Chief Compliance Officer	1992
Martin DeVault	Portfolio Manager	1992
Jason Browne	Portfolio Manager	2000

Each member of the investment committee is jointly and primarily responsible for the day-to-day management of the Funds’ portfolios. There is no lead portfolio manager. There are no limitations or restrictions on any one portfolio manager’s role relative to the other portfolio managers on the investment committee. Each portfolio manager generally serves as a research analyst. The investment committee discusses investment ideas and the overall structure of a portfolio using the upgrading investment strategy. Investment decisions are then made collectively by the investment committee.

The Funds’ SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Funds.

Fund Expenses
Each Fund is responsible for its own operating expenses. The Advisor has contractually agreed to reduce its fees and/or pay expenses of each Fund to ensure that Total Annual Fund Operating Expenses will not exceed 1.50% of the average daily net assets (excluding Acquired Fund Fees and Expenses, interest, taxes and extraordinary expenses) for the ETF Upgrader Fund and the ETF Aggressive Fund. Any reduction in advisory fees or payment of expenses made by the Advisor is subject to reimbursement by a Fund if requested by the Advisor, and the Board approves such reimbursement in subsequent fiscal years. This reimbursement may be requested by the Advisor if the aggregate amount actually paid by a Fund toward operating expenses for such fiscal year (taking into account any reimbursements) does not exceed the Expense Cap. The Advisor is permitted to be reimbursed for fee reductions and/or expense payments made in the prior three fiscal years. Each Fund must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursement of fees and/or expenses.

SHAREHOLDER INFORMATION
Pricing Fund Shares
A fund’s share price is known as its NAV. The NAV is determined by dividing the value of a Fund’s securities (consisting primarily of shares of other mutual funds), cash and other assets, minus all expenses and liabilities, by the number of shares outstanding ((assets - liabilities) / number of shares = NAV). The NAV takes into account the expenses and fees of a Fund, including management, administration and other fees, which are accrued daily. A Fund’s share price is calculated as of the close of regular trading (generally 4:00 p.m., Eastern time) on each day that the New York Stock Exchange (“NYSE”) is open for unrestricted business.

All shareholders transaction orders received in good form (as described below under “Buying Fund Shares”) by the Fund’s transfer agent, U.S. Bancorp Fund Services, LLC (“USBFS”), or an authorized financial intermediary by 4:00 p.m., Eastern time will be processed at that day’s NAV. Transaction orders received after 4:00 p.m., Eastern time will receive the next day’s NAV. A Fund’s NAV, however, may be calculated earlier if trading on the NYSE is restricted or as permitted by the SEC. The Funds do not determine the NAV of their shares on any day when the NYSE is not open for trading, such as weekends and certain national holidays as disclosed in the SAI (even if there is sufficient trading in its portfolio securities on such days to materially affect the NAV per share). In such case, fair value determinations may be made as described below under procedures adopted by the Board.

Fair Value Pricing
The assets of each Fund consist primarily, if not exclusively, of shares of Underlying Funds valued at their respective NAVs. The prospectuses for the Underlying Funds should explain the circumstances under which they will use fair value pricing, as well as the effects of using fair value pricing. There may be situations when a Fund is unable to receive an NAV from an Underlying Fund. In such case, shares of an Underlying Fund will be valued at its fair market value as determined in good faith under procedures adopted by the Board. The NAV of a Fund will fluctuate with the value of the securities held by the Underlying Funds in which it principally invests.

There can be no assurance that the Funds can purchase or sell a share of an Underlying Fund at the price used to calculate the Funds’ NAVs. In the case of fair valued Underlying Fund shares, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of the present value of a share of an Underlying Fund. Fair valuations generally remain unchanged until new information becomes available. Consequently, changes in the fair valuation of shares of an Underlying Fund may be less frequent and of greater magnitude than changes in the price of a Fund valued by an independent pricing service, or based on market quotations.

Buying Fund Shares

To open an account, you must make a minimum initial investment as listed in the table.

Minimum Investments	To Open Your Account	To Add to Your Account
Regular Accounts	$2,500	$100
Retirement Accounts	$1,000	$100
Automatic Investment Accounts	$500	$100

You may purchase shares of a Fund by completing an Account Application. Your order will not be accepted until the Account Application is received by the Fund or USBFS. Account Applications will not be accepted unless they are accompanied by payment in U.S. dollars, drawn on a U.S. financial institution. The Funds will not accept payment in cash, money orders and cashier’s checks unless the cashier’s check is in excess of $10,000. In addition, to prevent check fraud, the Funds will not accept third party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares. If your check is returned for any reason, your purchase will be canceled and a $25 fee will be assessed against your account. You will also be responsible for any losses suffered by the Funds as a result. The Funds do not to issue share certificates. The Funds reserve the right to reject any purchase in whole or in part. These minimums can be changed or waived by the Advisor at any time.

The Funds reserve the right to reject any purchase order, in whole or in part, if such rejection is in a Fund’s best interest. For example, a purchase order may be refused if, in the Advisor’s opinion, it is so large it would disrupt the management of a Fund or would not otherwise be in the best interest of long-term shareholders.

PATRIOT Act
The USA PATRIOT Act of 2001 requires financial institutions, including the Funds, to adopt certain policies and programs to prevent money laundering activities, including procedures to verify the identity of customers opening new accounts. When completing a new Application Form, you will be required to supply the Funds your full name, date of birth, social security number and permanent street address to assist the Funds in verifying your identity. Mailing addresses containing only a P.O. Box will not be accepted. Until such verification is made, a Fund may temporarily limit additional share purchases. In addition, a Fund may limit additional share purchases or close an account if it is unable to verify a shareholder’s identity. As required by law, the Funds may employ various procedures, such as comparing the information to fraud databases or requesting additional information or documentation from you, to ensure that the information supplied by you is correct.

By Mail
To purchase shares by mail, simply complete and sign the enclosed Account Application and mail it, along with a check made payable to the name of the Fund for which you wish to invest to the address listed below.

To make subsequent investments, write your account number on a check made payable to the applicable Fund and mail it together with the most recent confirmation statement received from USBFS in the envelope provided with your statement or send to the address listed below.

Regular Mail [Name of Fund] c/o U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, WI 53201-0701	Overnight Delivery [Name of Fund] c/o U.S. Bancorp Fund Services, LLC 615 E. Michigan Street, Third Floor Milwaukee, WI 53202

NOTE: The Funds do not consider the U.S. Postal Service or other independent delivery services to be their agents.

Telephone Purchase
If you have completed the “Account Features” section of the Account Application and your account has been open for at least 15 days, you may purchase additional shares of the Fund by calling toll free at (866) 455-FUND [3863]. Telephone orders, in amounts of $100 or more, will be accepted via electronic funds transfer from your pre-designated bank account through the Automated Clearing House (“ACH”) network. You must have banking information established on your account prior to making a purchase. Only bank accounts held at domestic institutions that are ACH members may be used for telephone transactions. If your order is received prior to 4:00 p.m., Eastern time, shares will be purchased at the NAV calculated on a day when the NYSE is open. For security reasons, requests by telephone will be recorded.

By Wire
Initial Investment
If you are making an initial investment in the Funds, before you wire funds, please contact USBFS by phone at (866) 455-FUND [3863] to make arrangements with a telephone customer service representative to submit your completed Account Application via mail, overnight delivery or facsimile. Upon receipt of your Account Application, your account will be established and a service representative will contact you within 24 hours to provide you with an account number and wiring instructions.

Once your account has been established, you may then contact your bank to initiate the wire using the instructions you were given. Prior to sending the wire, please call USBFS at (866) 455-FUND [3863] to advise of your wire to ensure proper credit upon receipt. Your bank must include the name of the Fund you are purchasing, your account number and your name so your wire can be correctly applied.

Subsequent Investment
If you are making a subsequent purchase, your bank should wire funds as indicated below. Before each wire purchase, please contact USBFS at (866) 455-FUND [3863] to advise of your intent to wire funds. It is essential that your bank include complete information about your account in all wire instructions. If you have questions about how to invest by wire, you may call USBFS. Your bank may charge you a fee for sending a wire to a Fund.

Your bank should transmit available funds by wire in your name to:

U.S. Bank, National Association
777 E. Wisconsin Ave.
Milwaukee, WI 53202
ABA #: 075000022
Credit:  U.S. Bancorp Fund Services, LLC
Account #: 112-952-137
FFC:  [Name of Fund]
                       Shareholder Registration
                       Shareholder Account Number

Wired funds must be received prior to 4:00 p.m., Eastern time to be eligible for same day pricing. The Funds and U.S. Bank, N.A., the Funds’ custodian, are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system or from incomplete wiring instructions.

Through a Financial Intermediary
You may buy and sell shares of a Fund through certain brokers and their agents (collectively, “Financial Intermediaries”) that have made arrangements with the Funds to sell their shares. When you place your order with such Financial Intermediaries, your order is treated as if you had placed it directly with USBFS. Your order will be priced at the NAV next computed by the applicable Fund after your order is received by the Financial Intermediary and accepted by the Fund. A Financial Intermediary holds your shares in an omnibus account in the Financial Intermediary’s name and maintains your individual ownership records. The Funds may pay Financial Intermediaries for maintaining individual ownership records as well as providing other shareholder services. Financial Intermediaries may charge fees for the services they provide to you in connection with processing your transaction order or maintaining your account with them. Financial Intermediaries are responsible for placing your order correctly and promptly with a Fund, forwarding payment promptly, as well as ensuring that you receive copies of the Funds’ Prospectus.

Automatic Investment Plan
For your convenience, the Funds offer an Automatic Investment Plan (“AIP”). Under the AIP, after your initial minimum investment, you authorize a Fund to withdraw the amount that you wish to invest from your personal bank account on a monthly basis. The AIP requires a minimum investment of $100. If you wish to participate in the AIP, please complete the “Automatic Investment Plan” section on the Account Application or call the Funds at (866) 455-FUND [3863]. In order to participate in the AIP, your bank or financial institution must be a member of the ACH network.

The Funds may terminate or modify this privilege at any time. You may change your investment amount or terminate your participation in the AIP at any time by notifying USBFS by telephone or in writing, five days prior to the effective date of the next transaction.

Retirement Plan
The Funds offer an individual retirement account (“IRA”). You may obtain information about opening an IRA by calling (866) 455-FUND [3863]. If you wish to open another type of retirement plan, please contact your Financial Intermediary.

Asset Re-Allocation Program
To participate in the Asset Re-Allocation Program, you must complete the “Asset Re-Allocation Program” section of the Account Application or contact USBFS by telephone or in writing. Your investments will be allocated and rebalanced on a quarterly basis between funds according to your investment goals. The Funds may terminate or modify this privilege at any time. You may change or terminate your participation in the program at any time by notifying USBFS by telephone or in writing. Exercising the re-allocation privilege could consist of two transactions: a sale of shares in one Fund and the purchase of shares in another. As a result, there may be tax consequences of the re-allocation. A shareholder could realize short- or long-term capital gains or losses.

Selling (Redeeming) Fund Shares
In general, orders to sell or “redeem” shares may be placed either directly with the Funds or with your authorized Financial Intermediary. You may redeem part or all of your Fund shares at the next determined NAV after a Fund receives your order. You should request your redemption prior to the close of the NYSE, generally 4:00 p.m., Eastern time, to obtain that day’s closing NAV. Redemption requests received after the close of the NYSE will be treated as though received on the next business day.

By Mail
You may redeem your shares by simply sending a written request to USBFS. Please provide the name of the Fund, your account number and the number of shares or dollar amount you would like redeemed. The letter should be signed by all of the shareholders whose names appear on the account registration. Redemption requests will not become effective until all documents have been received in good form by the Funds. The Funds may require documentation for the sale of shares by a corporation, partnership, agent or fiduciary or a surviving joint owner. Shareholders should contact the Funds for further information concerning documentation required for redemption of Fund shares.

Shareholders who have an IRA must indicate on their redemption request whether to withhold federal income tax. Redemption requests failing to indicate an election to have tax withheld will generally be subject to 10% withholding.

You should send your redemption request to:

Regular Mail [Name of Fund] c/o U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, WI 53201-0701	Overnight Delivery [Name of Fund] c/o U.S. Bancorp Fund Services, LLC 615 E. Michigan Street, Third Floor Milwaukee, WI 53202

NOTE: The Funds do not consider the U.S. Postal Service or other independent delivery services to be their agents.

By Telephone or Wire
You may redeem Fund shares by completing the “Account Features” portion of the Account Application. You may also request telephone redemption privileges after your account is opened by calling the Funds at (866) 455-FUND [3863]. If you have a retirement account, you may not redeem shares by telephone. You may have difficulties in making a telephone redemption during periods of abnormal market activity. If this occurs, you may make your redemption request in writing.

You may redeem up to $100,000 in shares by calling USBFS at (866) 455-FUND [3863] prior to the close of trading on the NYSE, generally 4:00 p.m., Eastern time. Redemption proceeds will be sent on the next business day to the mailing address that appears on the Funds’ records. Per your request, redemption proceeds may be wired or may be sent by electronic funds transfer through the ACH network to your pre-designated bank account. The minimum amount that may be wired is $1,000. Wire charges, if any, will be deducted from your redemption proceeds. There is no charge to have redemption proceeds sent via ACH; however, credit may not be available for 2-3 days. Telephone redemptions cannot be made if you notify USBFS of a change of address within 30 days before the redemption request. If you wish to redeem shares within 30 days of an address change, you should submit a written request to USBFS with your signature(s) guaranteed.

Prior to executing instructions received to redeem shares by telephone, the Funds and USBFS will use reasonable procedures to confirm that the telephone instructions are genuine. The telephone call may be recorded and the caller may be asked to verify certain personal identification information. If the Funds and USBFS follow these procedures, they will not be liable for any loss, expense or cost arising out of any telephone transaction request that is reasonably believed to be genuine. This includes any fraudulent or unauthorized requests. The Funds may change, modify or terminate these privileges at any time upon at least a 60-day notice to shareholders.

Through a Financial Intermediary
You may redeem Fund shares through your authorized Financial Intermediary. Redemptions made through a Financial Intermediary may be subject to procedures established by that institution. Your Financial Intermediary is responsible for sending your order to the Funds and for crediting your account with the proceeds. For redemption through Financial Intermediaries, orders will be processed at the NAV per share next effective after receipt of the order. Please keep in mind that your Financial Intermediary may charge additional fees for its services.

Systematic Withdrawal Plan
You may redeem shares of your Fund through a Systematic Withdrawal Plan (“SWP”). Under the SWP, you may choose to receive a specified dollar amount, generated from the redemption of shares in your account, on a monthly, quarterly or annual basis. You may establish a SWP on any account and in any amount you choose. If you elect this method of redemption, the applicable Fund will send a check to your address of record, or will send the payment via electronic funds transfer through the ACH network, directly to your bank account. For payment through the ACH network, your bank must be an ACH member and your bank account information must be maintained on your Fund account. The SWP may be terminated at any time by the Funds. You may also elect to terminate your participation in the SWP at any time by contacting USBFS sufficiently in advance of the next withdrawal.

A withdrawal under the SWP involves a redemption of shares and may result in a gain or loss for federal income tax purposes. In addition, if the amount withdrawn exceeds the dividends credited to your account, your account ultimately may be depleted.

Low Balance Accounts
Each Fund may redeem the shares in your account if the value of your account is less than $2,500 as a result of redemptions you have made. This does not apply to retirement plans. You will be notified that the value of your account is less than $2,500 before a Fund makes an involuntary redemption. You will then have 30 days in which to make an additional investment to bring the value of your account to at least $2,500 before a Fund takes any action.

Payment of Redemption Proceeds
Each Fund has the right to pay redemption proceeds to you in whole or in part by a distribution of securities from the Fund’s portfolio (a “redemption in-kind”). The Funds do not expect to do so except in unusual circumstances. If a Fund pays your redemption proceeds by a distribution of securities, you could incur brokerage or other charges in converting the securities to cash and will bear any market risks associated with such securities until they are converted into cash.

Payment of your redemption proceeds will be made promptly, but not later than seven days after the receipt of your written request in proper form as discussed in this Prospectus. If you did not purchase your shares with a wire, a Fund may delay payment of your redemption proceeds for up to 12 days from date of purchase or until your check has cleared, whichever occurs first.

Signature Guarantees
Signature guarantees may be required for certain redemption requests. A signature guarantee assures that your signature is genuine and protects you from unauthorized account redemptions.

A signature guarantee of each owner is required in the following situations:

•	For all redemption requests in excess of $100,000;

•	If a change of address request has been received by USBFS within the last 30 days;

•	If ownership is changed on your account;

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•	If proceeds are made payable to someone other than the accounts’ owner(s);

•	When a redemption transmitted by federal wire transfer is to a bank other than the bank of record;

•	When adding the telephone redemption option to an existing account; and

•	When adding or changing automated bank instructions on an account.

In addition to the situations described above, the Fund(s) and /or USBFS may require a signature guarantee in other instances based on the facts and circumstances relative to the particular situation. Signatures guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program (“STAMP”). A notary public is not an acceptable signature guarantor.

Redemption Fee and Market Timing
The Funds expect that some portion of their assets will come from professional money managers and investors who use the Funds as part of “asset allocation” and “market timing” investment strategies. These strategies often call for frequent trading to take advantage of anticipated changes in market conditions. Because the Funds fully disclose their portfolio holdings monthly, they could be subject to such trading activity, especially when substantially invested in international or certain fixed-income funds. As the Funds do not invest in individual securities, the Funds believe that there is little likelihood of a material impact to their shareholders as a result of frequent trading. The Funds, therefore, do not generally see a need to restrict the frequency of purchases and redemptions and the Board has approved this policy on their behalf.

However, the risks associated with market timing activity and high portfolio turnover may have a negative impact on long-term investors. Short-term investors who engage in frequent purchases and redemptions can create some transaction costs that are borne by all shareholders. Frequent trading could increase the rate of a Fund’s portfolio turnover. The tax effects (and some trading costs) associated with portfolio turnover may adversely affect a Fund’s performance. In addition, large movements of assets into and out of a Fund may negatively impact the Fund’s ability to achieve its investment objectives or its desired level of operating expenses. For these reasons, each Fund assesses a 2.00% redemption fee on redemptions or exchanges of shares held for less than 7 days. The Funds will use the first-in, first-out (“FIFO”) method to determine the 7 day holding period. Under this method, the date of the redemption will be compared to the earliest purchase date of shares held in the account. If this holding period is less than 7 days, the redemption fee will be assessed. The redemption fee will be applied on redemptions of each investment made by a shareholder that does not remain in a Fund for a 7 day period from the date of purchase. The fee is deducted from your proceeds and is retained by the Fund for the benefit of long-term shareholders.

Although the Funds have the goal of applying this redemption fee to redemptions of shares held for 7 days, the redemption fee will not apply to any shares purchased through reinvested distributions (dividends and capital gains), to redemptions made under a Fund’s SWP or purchases under an AIP. Also, the redemption fee will not apply to the redemption of shares through automated rebalancing associated with the Funds’ Asset Re-Allocation Program. This program allows direct shareholders to assign their account to a pre-defined model based on their risk/return objectives. The model allocations automatically rebalance on a quarterly basis. In addition, the redemption fee may not apply in certain circumstances where it is not currently practicable for a Fund to impose the fee, such as redemptions of shares held in certain omnibus accounts or retirement plans, including, but not limited to, 401(k) and other employer-sponsored retirement plans (excluding IRA and other one-person plans). The redemption fee also will be applied to exchanges between Funds if the shares are purchased and held for less than 7 days. While the Funds make every effort to collect redemption fees, the Funds may not always be able to track short-term trading effected through Financial Intermediaries.

Please bear in mind that the Funds are not in a position to monitor all trading behavior and do not feel that adding the costs of establishing such a process would benefit Fund shareholders. However, the Funds may track the behavior of any shareholders that appear, in the Advisor’s opinion, to disrupt the management of the Funds. In addition to the establishment of a redemption fee, to help protect the interests of long-term investors and reward them for their commitment to the Funds’ strategies, the Funds may close any shareholder account to new purchases when, in the opinion of the Funds’ Advisor, in its sole discretion, the trading activity is disruptive to the management of a Fund. The Funds reserve the right, in their sole discretion to identify trading activity as disruptive or abusive. At all times, the Funds will act on behalf of the best interest of their long-term shareholders.

How to Exchange Fund Shares
Shareholders of record, including financial institutions and intermediaries, may exchange shares of a Fund for shares of another Fund on any business day by contacting USBFS directly. This exchange privilege may be changed or canceled by a Fund at any time upon a 60-day written notice to its shareholders. Exercising the exchange privilege consists of two transactions: a sale of shares in one Fund and the purchase of shares in another. As a result, there may be tax consequences of the exchange. A shareholder could realize short- or long-term capital gains or losses. An exchange request received prior to the close of the NYSE will be made at that day’s closing NAV.

You may also exchange shares of any or all of an investment in the Funds for Class A shares of the First American Prime Obligations Fund (the “First American Fund”). This Exchange Privilege is a convenient way for you to buy shares in a money market fund in order to respond to changes in your goals or market conditions. Before exchanging into the First American Fund, you should read its prospectus. To obtain the First American Fund’s prospectus and the necessary exchange authorization forms, call USBFS. This exchange privilege does not constitute an offering or recommendation on the part of the Funds or the Advisor of an investment in the First American Fund.

You may exchange your shares by notifying USBFS by telephone or in writing. Exchanges may be made in amounts of $1,000 or more and are generally made only between identically registered accounts unless a shareholder sends written instructions with a signature guarantee requesting otherwise. You should give your account number and the number of shares or dollar amount to be exchanged. The letter should be signed by all of the shareholders whose names appear on the account registration. You may also exchange Fund shares by calling USBFS at (866) 455-FUND [3863] between the hours of 9:00 a.m. and 4:00 p.m., Eastern time, on any day the NYSE is open for regular trading. If you are exchanging shares by telephone, you will be subject to certain identification procedures that are listed under the “Selling (Redeeming) Fund Shares” section.

SERVICE FEES AND OTHER THIRD PARTY PAYMENTS

The Funds may pay service fees to Financial Intermediaries, including affiliates of the advisor, for sub-administration, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus, other group accounts or accounts traded through registered securities clearing agents.

The Funds’ Advisor, out of its own resources, and without additional cost to the Funds or their shareholders, may provide additional cash payments or non-cash compensation to Financial Intermediaries who sell shares of the Funds. Such payments and compensation are in addition to service fees paid by the Fund. These additional cash payments are generally made to intermediaries that provide shareholder servicing, marketing support and/or access to sales meetings, sales representatives and management representatives of the intermediary. Cash compensation may also be paid to intermediaries for inclusion of the Funds on a sales list, including a preferred or select sales list, in other sales programs or as an expense reimbursement in cases where the intermediary provides shareholder services to the Funds’ shareholders. The Advisor may also pay cash compensation in the form of finders fees that vary depending on the Fund and the dollar amount of the shares sold.

DISTRIBUTION AND TAXES

Dividends and Distributions
The Funds will make distributions of dividends and capital gains, if any, at least annually, typically in December. Each Fund may make additional payments of dividends or distributions if it deems it desirable at another time during any year.

All distributions will be reinvested in Fund shares unless you choose one of the following options: (1) receive dividends in cash, while reinvesting capital gain distributions in additional Fund shares; or (2) receive all distributions in cash. In addition, if you elect to receive distributions in cash and the U.S. Postal Service cannot deliver your check, or if a check remains uncashed for six months, the Funds reserve the right to reinvest the distribution check in your account at the applicable Fund’s then current NAV and to reinvest all subsequent distributions. If you wish to change your distribution option, write to USBFS in advance of the payment date of the distribution.

Taxes
Each Fund intends to make distributions of ordinary income and capital gains. In general, Fund distributions are taxable to you (unless your investment is through a qualified retirement plan), as either ordinary income or capital gain. Dividends and Fund distributions of short-term capital gains are taxable to you as ordinary income. Fund distributions of long-term capital gains are taxable as long-term capital gains. A portion of the ordinary income dividends paid to you by a Fund may be qualified dividends eligible for taxation at long-term capital gain rates. You will be taxed in the same manner whether you receive your dividends and capital gain distributions in cash or reinvest them in additional Fund shares.

Each year, you will receive a statement that shows the tax status of distributions you received the previous year. Distributions declared in December, but paid in January, are taxable as if they were paid in December.

If you sell or exchange your Fund shares, it is considered a taxable event for you. Depending on the purchase price and the sale price of the shares you exchange or sell, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transaction.

By law, each Fund must withhold a percentage of your taxable distributions and redemption proceeds if you do not provide your correct social security or taxpayer identification number and certify that you are not subject to backup withholding, or if the IRS instructs the Funds to do so.

Because everyone’s tax situation is unique, always consult your tax professional about federal, state, local or foreign tax consequences of an investment in the Funds.

FINANCIAL HIGHLIGHTS

No financial information is available because the Funds had not commenced operations prior to the date of this Prospectus.

PRIVACY NOTICE

The Funds collect non-public information about you from the following sources:

•	Information we receive about you on applications or other forms,
•	Information you give us orally, and
•	Information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Fund. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility. We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public information with the same high degree of confidentiality.

In the event that you hold shares of a Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with unaffiliated third parties.

FundX ETF Upgrader Fund
FundX ETF Aggressive Upgrader Fund

You can find more information about the Funds in the following documents:

Statement of Additional Information (“SAI”): The SAI of the Funds provides more detailed information about the investments and techniques of the Fund and certain other additional information. A current SAI is on file with the SEC and is herein incorporated by reference into this Prospectus. It is legally a part of the Prospectus.

Annual and Semi-Annual Reports: Additional information about the Funds’ investments will be available in the Funds’ Annual and Semi-Annual Reports to shareholders. In the Funds’ Annual Report, you will find a discussion of market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year.

You can get free copies of these documents, request other information, or make generally inquires about the Funds by contacting the Funds at:

[Name of Fund]
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701
Telephone: (866) 455-FUND [3863]
[upgraderfunds.com]

You can review and copy information including the Funds’ reports and SAI at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. You can obtain information on the operation of the Public Reference Room by calling (202) 551-8090. Shareholder Reports and other information about the Funds are also available:

·	Free of charge from the Fund’s website at upgraderfunds.com;

·	Free of charge from the Commission’s EDGAR database on the Commission’s Internet website at http://www.sec.gov.;

·	For a fee, by writing to the Public Reference Room of the Commission, Washington, DC 20549-0102; or

·	For a fee, by email request at www.publicinfo@sec.gov.

(1940 Act File Number 811-05037)

Subject to Completion, Dated November 3, 2006

The information in this Statement of Additional Information is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Statement of Additional Information is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

STATEMENT OF ADDITIONAL INFORMATION
February 1, 2007

FundX ETF Upgrader Fund
FundX ETF Aggressive Upgrader Fund

235 Montgomery Street, Ste. 1049
San Francisco, CA 94104
(415) 986-7979

This Statement of Additional Information (“SAI”) is not a prospectus and it should be read in conjunction with the Prospectus dated February 1, 2007, as may be revised, of the FundX ETF Upgrader Fund (the “ETF Upgrader Fund”) and the FundX ETF Aggressive Upgrader Fund (“ETF Aggressive Fund”), (each a “Fund,” collectively, the “Funds”), advised by DAL Investment Company, LLC (the “Advisor”), each a series of Professionally Managed Portfolios (the “Trust”). A copy of the Funds’ Prospectus is available by calling number listed above or (866) 455-FUND [3863].

TABLE OF CONTENTS

THE TRUST	3
INVESTMENT OBJECTIVES, POLICIES AND RISKS	3
Equity Securities	4
Fixed-Income Securities	5
Foreign Investments and Currencies	6
Leverage through Borrowing	7
Fund Borrowing	8
When-Issued Securities	8
Warrants	8
Options and Futures	8
Swap Contracts	12
Securities Lending	13
Short Sales	14
Short-Term Investments	14
FUNDAMENTAL INVESTMENT RESTRICTIONS	16
PORTFOLIO TURNOVER	17
PORTFOLIO HOLDINGS INFORMATION	17
TRUSTEES AND EXECUTIVE OFFICERS	18
PROXY VOTING POLICIES AND PROCEDURES	22
THE FUNDS’ INVESTMENT ADVISOR	23
SERVICE PROVIDERS	24
Administrator, Transfer Agent and Fund Accountant	24
Independent Registered Public Accounting Firm and Legal Counsel	25
EXECUTION OF PORTFOLIO TRANSACTIONS AND BROKERAGE	25
CAPITAL STOCK	26
DETERMINATION OF SHARE PRICE	27
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION	28
DISTRIBUTIONS AND TAX INFORMATION	29
THE FUNDS’ DISTRIBUTOR	31
MARKETING AND SUPPORT PAYMENTS	31
FINANCIAL STATEMENTS	32
APPENDIX A	33
APPENDIX B	35

THE TRUST

The Trust is a Massachusetts business trust organized on February 17, 1987 and is registered with the Securities and Exchange Commission (“SEC”) as an open-end management investment company. The Trust’s Agreement and Declaration of Trust permits the Trust’s Board of Trustees (the “Board”) to issue a limited number of full and fractional shares of beneficial interest, without par value, which may be issued in any number of series. The Board may from time-to-time issue other series, the assets and liabilities of which will be separate and distinct from any other series. The Trust consists of various series that represent separate investment portfolios. This SAI relates only to the Funds.

The shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable as partners for its obligations. However, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust.

The Declaration of Trust also provides for indemnification and reimbursement of expenses out of a Fund’s assets for any shareholder held personally liable for obligations of a Fund or Trust. The Declaration of Trust provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of a Fund or Trust and satisfy any judgment thereon. All such rights are limited to the assets of a Fund. The Declaration of Trust further provides that the Trust may maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Trust, its shareholders, trustees, officers, employees and agents to cover possible tort and other liabilities. Furthermore, the activities of the Trust as an investment company would not likely give rise to liabilities in excess of the Trust’s total assets. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance exists and a Fund itself is unable to meet its obligations.

The SEC is not involved in the supervision or management of the Funds. The Funds’ Prospectus and this SAI are a part of the Trust’s Registration Statement filed with the SEC. Copies of the Trust’s complete Registration Statement may be obtained from the SEC upon payment of the prescribed fee or may be accessed free charge at the SEC’s website at www.sec.gov.

INVESTMENT OBJECTIVES, POLICIES AND RISKS

The following information supplements the discussion of the Funds’ investment objectives and policies as set forth in their Prospectus. Each Fund seeks to achieve its investment objective by investing exclusively in shares of exchange-traded funds (“ETFs”) (“Underlying Funds”). The Underlying Funds may use the techniques described below or other techniques not declared herein. There can be no guarantee that any Fund’s objective will be attained.

Each Fund has an investment objective of long-term capital appreciation. Each Fund is diversified (see fundamental investment restriction 7 under “Fundamental Investment Restrictions” in this SAI). Under applicable federal laws, the diversification of a mutual fund’s holdings is measured at the time the fund purchases a security.

Whenever an investment policy or limitation states a maximum percentage of a Fund’s assets that may be invested in any security, either directly or via the Underlying Funds in which a Fund invests, or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of a Fund’s acquisition or sale of such security or other asset. Accordingly, except with respect to borrowing and illiquid securities, any subsequent change in values, net assets or other circumstances will not be considered when determining whether an investment complies with a Fund’s investment policies and limitations. In addition, if a bankruptcy or other extraordinary event occurs concerning a particular investment by a Fund, the Fund may receive stock, real estate or other investments that a Fund would not, or could not, buy. If this happens, the Fund would sell such investments as soon as practicable while trying to maximize the return to its shareholders.

Other Investment Companies.
Each Fund pursues its investment objective by investing in shares of other open-end investment companies. Each Fund currently intends to limit its investments in Underlying Funds in accordance with the Investment Company Act of 1940, as amended, (the “1940 Act”) or with certain terms and conditions of applicable exemptive orders issued by the SEC and approved by the Board. These prohibitions may prevent a Fund from allocating its investment in the manner the Advisor considers optimal.

As a shareholder of another investment company, a Fund bears, along with other shareholders, its pro rata portion of the other investment company’s expenses, including advisory fees, and such fees and other expenses will be borne indirectly by a Fund’s shareholders. These expenses would be in addition to the advisory and other expenses that a Fund bears directly in connection with its own operations.

Equity Securities.
Through their investment in shares of the Underlying Funds, the Funds may invest in the following types of investments, each of which is subject to certain risks, as discussed below. Common stocks, preferred stocks and convertible securities are examples of equity securities in which the Funds may invest.

All investments in equity securities are subject to market risks that may cause their prices to fluctuate over time. Historically, the equity markets have moved in cycles and the value of the securities in a Fund’s portfolio may fluctuate substantially from day to day. Owning an equity security can also subject a Fund to the risk that the issuer may discontinue paying dividends.

To the extent a Fund invests in the equity securities of small- or mid-sized companies, directly or through its investments in Underlying Funds, it will be exposed to the risks of smaller sized companies. Small- and mid-sized companies may have narrower markets for their goods and/or services and may have more limited managerial and financial resources than larger, more established companies. Furthermore, such companies may have limited product lines, or services, markets, or financial resources or may be dependent on a small management group. In addition, because these stocks may not be well-known to the investing public, do not have significant institutional ownership and are typically followed by fewer security analysts, there will normally be less publicly available information concerning these securities compared to what is available for the securities of larger companies. Adverse publicity and investor perceptions, whether based on fundamental analysis, can decrease the value and liquidity of securities held by a fund. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of a Fund’s portfolio.

Common Stock
A common stock represents a proportionate share of the ownership of a company and its value is based on the success of the company’s business, any income paid to stockholders, the value of its assets, and general market conditions. In addition to the general risks set forth above, investments in common stocks are subject to the risk that in the event a company in which a Fund invests is liquidated, the holders of preferred stock and creditors of that company will be paid in full before any payments are made to the Fund as a holder of common stock. It is possible that all assets of that company will be exhausted before any payments are made to the Fund.

Preferred Stock
Preferred stocks are equity securities that often pay dividends at a specific rate and have a preference over common stocks in dividend payments and liquidation of assets. A preferred stock is a blend of the characteristics of a bond and common stock. It can offer the higher yield of a bond and has priority over common stock in equity ownership, but does not have the seniority of a bond. Unlike common stock, a preferred stock’s participation in the issuer’s growth may be limited. Preferred stock has preference over common stock in the receipt of dividends and in any residual assets after payment to creditors should the issuer be dissolved. Although the dividend is set at a fixed annual rate, in some circumstances it can be changed or omitted by the issuer.

Convertible Securities
Convertible securities are securities (such as debt securities or preferred stock) that may be converted into or exchanged for a specified amount of common stock of the same or different issuer within a particular period of time at a specified price or formula. Convertible securities include corporate bonds, notes and preferred stock that can be converted into, or exchanged for, a prescribed amount of common stock of the same or different issue within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest paid or accrued on debt or dividends paid on preferred stock until the convertible stock matures or is redeemed, converted or exchanged. While no securities investment is without some risk, investments in convertible securities generally entail less risk than the issuer’s common stock. However, the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security. In addition to the general risk associated with equity securities discussed above, the market value of convertible securities is also affected by prevailing interest rates, the credit quality of the issuer and any call provisions. While convertible securities generally offer lower interest or dividend yields than nonconvertible debt securities of similar quality, they do enable the investor to benefit from increases in the market price of the underlying common stock.

Fixed-Income Securities.
Through their investment in shares of the Underlying Funds, the Funds may invest in fixed-income securities which include traditional debt securities issued by corporations, such as bonds and debentures and debt securities that are convertible into common stock and interests. Fixed-income securities that will be eligible for purchase by a Fund include investment grade and high-yield corporate debt securities. Investment grade securities are those rated BBB or better by Standard & Poor’s® (“S&P®”) Ratings Group or Baa or better by Moody’s Investors Services©, Inc. (“Moody’s”) or their equivalent. Securities rated BBB by S&P® are considered investment grade, but Moody’s considers securities rated Baa to have speculative characteristics. High-yield securities, or “junk bonds,” are rated less than investment grade.

High-yield debt securities generally offer a higher current yield than that available for higher-grade issues. However, lower-rated securities involve higher risks, in that they are especially subject to adverse changes in general economic conditions and in the industries in which the issuers are engaged, to changes in the financial condition of the issuers and to price fluctuations in response to changes in interest rates. During periods of economic downturn or rising interest rates, highly leveraged issuers may experience financial stress that could adversely affect their ability to make payments of interest and principal and increase the possibility of default.

The market for high-yield debt securities is generally thinner and less active than that for higher quality securities, which may limit a Fund’s ability to sell such securities at fair value in response to changes in the economy or financial markets. Adverse publicity and investor perceptions, whether based on fundamental analysis, may also decrease the values and liquidity of lower-rated securities, especially in a thinly traded market.

Ratings of debt securities represent the rating agencies’ opinions regarding the securities’ quality, but are not a guarantee of quality and may be reduced after a Fund has acquired the security. If a security’s rating is reduced while it is held by a Fund, the Advisor will consider whether the Fund should continue to hold the security, but is not required to dispose of it. Credit ratings attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings in response to subsequent events. As a result, an issuer’s current financial conditions may be better or worse than the rating indicates. The ratings for debt securities are described in Appendix A.

Fixed-income securities with longer maturities generally entail greater risk than those with shorter maturities.

Foreign Investments and Currencies.
Through their investment in shares of the Underlying Funds, the Funds may invest in the securities of foreign issuers (“foreign securities”), including in sponsored and unsponsored American Depositary Receipts (“ADRs”).

Investing in foreign securities involves certain risks not ordinarily associated with investments in securities of domestic issuers. Foreign securities markets have, for the most part, substantially less volume than the U.S. markets and securities of many foreign companies are generally less liquid and their prices more volatile than securities of U.S. companies. There is generally less government supervision and regulation of foreign exchanges, brokers and issuers than in the U.S. The rights of investors in certain foreign countries may be more limited than those of shareholders of U.S. issuers and a Fund may have greater difficulty taking appropriate legal action to enforce its rights in a foreign court than in a U.S. court. Investing in foreign securities also involves risks associated with government, economic, monetary, and fiscal policies (such as the adoption of protectionist trade measures); possible foreign withholding taxes on dividends and interest payable to a Fund; possible taxes on trading profits; and inflation, interest rates, economic expansion or contraction, and global or regional political, economic or banking crises. Furthermore, there is the risk of possible seizure, nationalization or expropriation of the foreign issuer or foreign deposits and the possible adoption of foreign government restrictions such as exchange controls. Also, foreign issuers are not necessarily subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic issuers and as a result, there may be less publicly available information on such foreign issuers than is available from a domestic issuer.

In addition, a Fund may invest in foreign securities of companies that are located in developing or emerging markets. Investing in securities of issuers located in emerging markets may pose greater risks not typically associated with investing in more established markets such as increased risk of social, political and economic instability. Emerging market countries typically have smaller securities markets than developed countries and therefore less liquidity and greater price volatility than more developed markets. Securities traded in emerging markets may also be subject to risks associated with the lack of modern technology, poor infrastructures, the lack of capital base to expand business operations and the inexperience of financial intermediaries, custodians and transfer agents. Emerging market countries are also more likely to impose restrictions on the repatriation of an investor’s assets and, even where there is no outright restriction on repatriation, the mechanics of repatriations may delay or impede a Fund’s ability to obtain possession of its assets. As a result, there may be an increased risk or price volatility associated with a Fund’s investments in emerging market countries, which may be magnified by currency fluctuations.

From time to time, an Underlying Fund may invest a significant portion of its assets in the securities of a single country or region. Substantial investment in a single country or region will subject a Fund, to a greater extent, to the risks associated with investments in that region or country. A Fund will also be subject to the risks that its return will be more dependent on the economic performance of that country or region than a fund that is not so concentrated.

Dividends and interest payable on an Underlying Fund’s foreign securities may be subject to foreign withholding tax. An Underlying Fund may also be subject to foreign taxes on its trading profits. Some countries may also impose a transfer or stamp duty on certain securities transactions. The imposition of these taxes will increase the cost to an Underlying Fund of investing in those countries that impose these taxes. To the extent such taxes are not offset by credits or deductions available to shareholders in a Fund under U.S. tax law, they will reduce the net return to a Fund’s shareholders.

To the extent an Underlying Fund invests in securities denominated in foreign currencies, the Underlying Fund will be subject to the risk that a change in the value of any such currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of the Underlying Fund’s assets denominated in that currency. Investing in foreign denominated securities may also result in transaction costs incurred in connection with conversions between various currencies. In addition, only a limited market currently exists for hedging transactions relating to currencies in certain emerging markets and securities transactions undertaken in foreign markets may not be settled promptly, subjecting a Fund to the risk of fluctuating currency exchange rates pending settlement.

Underlying Funds may invest in ADRs. ADRs represent receipts typically issued by a U.S. bank or trust company which evidence ownership of underlying securities of foreign issuers. Although the underlying securities are denominated in a foreign currency, ADR prices are denominated in U.S. dollars. ADRs may be listed on a national securities exchange or may be traded in the over-the-counter market. Investments in ADRs involve risks similar to direct investments in the underlying foreign security. Unsponsored ADRs are organized independently of the issuer of the underlying security and without its cooperation. Available information about the issuer of the unsponsored ADR may not be current or as readily available as for sponsored ADRs and, therefore, the prices of unsponsored ADRs may be more volatile than for sponsored ADRs.

Leverage through Borrowing.
The Underlying Funds may borrow money for leveraging or other purposes. Leveraging creates an opportunity for increased net income but, at the same time, creates special risk considerations. Since substantially all of an Underlying Fund’s assets fluctuate in value, while the interest obligation resulting from a borrowing will be fixed by the terms of the Underlying Fund’s agreement with its lender, the net asset value (“NAV”) per share of the Underlying Fund will tend to increase more when its portfolio securities increase in value and to decrease more when its portfolio assets decrease in value than would otherwise be the case if the Underlying Fund did not borrow funds. Leveraging will also create interest expenses for an Underlying Fund which can exceed the income from the assets retained. To the extent the income derived from securities purchased with borrowed funds exceeds the interest an Underlying Fund will have to pay, such fund’s net income will be greater than if leveraging were not used. Conversely, if the income from the assets retained with borrowed funds is not sufficient to cover the cost of leveraging, the net income of an Underlying Fund will be less than if leveraging were not used and, therefore, the amount available for distribution to stockholders as dividends will be reduced.

In addition, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds. Under adverse market conditions, an Underlying Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.

Fund Borrowing.
The Funds are authorized to borrow money from time-to-time for temporary, extraordinary or emergency purposes or for clearance of transactions in amounts not to exceed 33 1/3% of the value of a Fund’s total assets at the time of such borrowings. A Fund will not borrow for investment purposes. When borrowing, a Fund will be subject to risks similar to those listed above in the section “Leveraging Through Borrowing.”

When-Issued Securities.
An Underlying Fund may from time-to-time purchase securities on a “when-issued” basis. The price of such securities, which may be expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for the when-issued securities take place at a later date. Normally, the settlement date occurs within one month of the purchase; during the period between purchase and settlement, no payment is made by the Underlying Fund to the issuer and no interest accrues to the Underlying Fund. To the extent that assets of the Underlying Fund are held in cash pending the settlement of a purchase of securities, the Underlying Fund would earn no income. At the time an Underlying Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the value of the security in determining its NAV. The market value of the when-issued securities may be more or less than the purchase price. The Advisor does not believe that an Underlying Fund’s NAV or income will be adversely affected by the purchase of securities on a when-issued basis. Underlying Funds normally segregate liquid assets equal in value to commitments for when-issued securities, which reduces, but does not eliminate, leverage because the Underlying Fund will be able to make use of those segregated assets until settlement occurs.

Warrants.
An Underlying Fund may invest in warrants. A warrant gives the holder the right to purchase, at any time during a specified period, a predetermined number of shares of common stock at a fixed exercise price. Unlike convertible debt securities or preferred stock, warrants do not pay a dividend. Investments in warrants involve certain risks, including the possible lack of a liquid market for resale of the warrants, potential price fluctuations as a result of speculation or other factors and failure of the price of the underlying security to reach the exercise price (in which event the Underlying Fund will not exercise the warrant and will lose its entire investment therein).

Options and Futures.
Underlying Funds may invest in options on equities, debt and stock indices (collectively, “options”). Underlying Funds may also invest in futures contracts and options on futures contracts (collectively, “futures”). Underlying Funds may make these investments as a substitute for a comparable market position in the underlying security, to attempt to hedge or limit the exposure of its position, to create a synthetic money market position for certain tax-related purposes and to effect closing transactions.

The use of futures and options (collectively, “Financial Instruments”) is subject to applicable regulations of the SEC, the several exchanges upon which they are traded and the Commodity Futures Trading Commission. In addition, an Underlying Fund’s ability to use Financial Instruments will be limited by tax considerations.

The use of Financial Instruments involves special considerations and risks which include, but are not limited to, the following:

(1)    Successful use of most Financial Instruments depends upon the investment advisor’s ability to predict movements of the overall securities markets, which requires different skills than predicting changes in the prices of individual securities. The ordinary spreads between prices in the cash and futures markets, due to the differences in the natures of those markets, are subject to distortion. Due to the possibility of distortion, a correct forecast of stock market trends by an investment advisor may still not result in a successful transaction. The investment advisor may be incorrect in its expectations as to the extent of market movements or the time span within which the movements take place that, thus, may result in the strategy being unsuccessful.

(2)    Options and futures prices can diverge from the prices of their underlying instruments. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect or no correlation also may result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, and from imposition of daily price fluctuation limits or trading halts.

(3)    As described below, an Underlying Fund might be required to maintain assets as “cover,” maintain segregated accounts or make margin payments when it takes positions in Financial Instruments involving obligations to third parties (e.g., Financial Instruments other than purchased options). If an Underlying Fund were unable to close out its positions in such Financial Instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. These requirements might impair the Underlying Fund’s ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that an Underlying Fund sell a portfolio security at a disadvantageous time. An Underlying Fund’s ability to close out a position in a Financial Instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the other party to the transaction (the “counter-party”) to enter into a transaction closing out the position. Therefore, there is no assurance that any position can be closed out at a time and price that is favorable to an Underlying Fund.

Assets used as cover or held in an account cannot be sold while the position in the corresponding Financial Instrument is open, unless they are replaced with other appropriate assets. As a result, the commitment of a large portion of an Underlying Fund’s assets to cover or accounts could impede portfolio management or the Underlying Fund’s ability to meet redemption requests or other current obligations.

(4)    Losses may arise due to unanticipated market price movements, lack of a liquid secondary market for any particular instrument at a particular time or due to losses from premiums paid by an Underlying Fund on options transactions.

Options on Securities and Securities Indices
Underlying Funds normally will purchase call options in anticipation of an increase in the market value of securities of the type in which it may invest or a positive change in the currency in which such securities are denominated. The purchase of a call option would entitle an Underlying Fund, in return for the premium paid, to purchase specified securities or a specified amount of a foreign currency at a specified price during the option period. Underlying Funds normally purchase put options in anticipation of a decrease in the market value of securities of the type in which it may invest or a negative change in the currency in which such securities are denominated. The purchase of a put option would entitle an Underlying Fund, in return for the premium paid, to sell specified securities or a specified amount of a foreign currency at a specified price during the option period.

Underlying Funds may purchase and sell options traded on U.S. and foreign exchanges. Although Underlying Funds will generally purchase only those options for which there appears to be an active secondary market, there can be no assurance that a liquid secondary market on an exchange will exist for any particular option or at any particular time. For some options, no secondary market on an exchange may exist. In such event, it might not be possible to effect closing transactions in particular options, with the result that an Underlying Fund would have to exercise its options in order to realize any profit and would incur transaction costs upon the purchase or sale of the underlying securities.

Secondary markets on an exchange may not exist or may not be liquid for a variety of reasons including: (i) insufficient trading interest in certain options; (ii) restrictions on opening transactions or closing transactions imposed by an exchange; (iii) the imposition of trading halts, suspensions or other restrictions with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances which interrupt normal operations on an exchange; (v) inadequate facilities of an exchange or the Options Clearing Corporation to handle current trading volume at all times; or (vi) discontinuance of options trading (or of a particular class or series of options) in the future by one or more exchanges for economic or other reasons, in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options on that exchange that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

Underlying Funds may write (i.e., sell) covered put and call options on securities, securities indices and currencies in which they may invest. A covered call option involves an Underlying Fund giving another party, in return for a premium, the right to buy specified securities owned by the Underlying Fund at a specified future date and price set at the time of the contract. A covered call option serves as a partial hedge against a price decline of the underlying security. However, by writing a covered call option, an Underlying Fund gives up the opportunity, while the option is in effect, to realize gain from any price increase (above the option exercise price) in the underlying security. In addition, an Underlying Fund’s ability to sell the underlying security is limited while the option is in effect unless the Underlying Fund effects a closing purchase transaction.

Underlying Funds may also write covered put options that give the holder of the option the right to sell the underlying security to an Underlying Fund at the stated exercise price. An Underlying Fund will receive a premium for writing a put option, but will be obligated for as long as the option is outstanding to purchase the underlying security at a price that may be higher than the market value of that security at the time of exercise. In order to “cover” put options it has written, an Underlying Fund will cause its custodian to segregate cash, cash equivalents, U.S. government securities or other liquid equity or debt securities with at least the value of the exercise price of the put options.

There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain of the facilities of the Options Clearing Corporation inadequate, and result in the institution by an exchange of special procedures that may interfere with the timely execution of an Underlying Fund’s option orders.

Futures and Options on Futures
Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security or currency at a specified future time at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. Although some futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (contracts traded on the same exchange, on the same underlying security or index, and with the same delivery month). If an offsetting purchase price is less than the original sale price, an Underlying Fund realizes a capital gain; if it is more, the Underlying Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, an Underlying Fund realizes a capital gain; if it is less, the Underlying Fund realizes a capital loss. The transaction costs must also be included in these calculations. Underlying Funds may use futures contracts and related options for bona fide hedging purposes, such as to offset changes in the value of securities held or expected to be acquired or be disposed of or to minimize fluctuations in foreign currencies.

An index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the bond index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made; generally contracts are closed out prior to their expiration date.

In order to avoid leveraging and related risks, when an Underlying Fund invests in futures contracts, the Underlying Fund will cover positions by depositing an amount of cash or liquid securities equal to the market value of the futures positions held, less margin deposits, in a segregated account and that amount will be marked-to-market on a daily basis.

There are risks associated with these activities, including the following: (i) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (ii) there may be an imperfect or lack of correlation between the changes in market value of the securities held and the prices of futures and options on futures; (iii) there may not be a liquid secondary market for a futures contract or option; (iv) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts and options on futures.

Underlying Funds may buy and sell futures contracts and related options to manage exposure to changing interest rates and securities prices. Some strategies reduce an Underlying Fund’s exposure to price fluctuations, while others tend to increase market exposure. Futures and options on futures can be volatile instruments and involve certain risks that could negatively impact the Underlying Fund’s return. No price is paid upon entering into futures contracts. Instead, an Underlying Fund would be required to deposit an amount of cash or U.S. Treasury securities known as “initial margin.” Subsequent payments, called “variation margin,” to and from the broker, would be made on a daily basis as the value of the future position varies (a process known as “marked-to-market”). The margin is in the nature of performance bond or good-faith deposit on a futures contract. Futures and options on futures are taxable instruments.

Swap Contracts.
Types of Swaps
Swaps are a specific type of over-the-counter (“OTC”) derivative involving privately negotiated agreements with a trading counter-party. An Underlying Fund may use (i) long equity swap contracts - where the Underlying Fund pays a fixed rate plus the negative performance, if any, and receives the positive performance, if any, of an index or basket of securities; (ii) short equity swap contracts - where the Underlying Fund receives a fixed rate plus the negative performance, if any, and pays the positive performance of an index or basket of securities; and (iii) contracts for differences - equity swaps that contain both a long and short equity component.

Uses
An Underlying Fund may use swaps for (i) traditional hedging purposes - short equity swap contracts used to hedge against an equity risk already present in the Underlying Fund; (ii) anticipatory purchase hedging purposes - where an Underlying Fund anticipates significant cash purchase transactions and enters into long equity swap contracts to obtain market exposure until such a time where direct investment becomes possible or can be made efficiently; (iii) anticipatory redemption hedging purposes - where an Underlying Fund expects significant demand for redemptions; (iv) direct investment - where an Underlying Fund purchases (particularly long equity swap contracts) in place of investing directly in securities; and (v) risk management - where an Underlying Fund uses equity swap contracts to adjust the weight of an Underlying Fund to a level the Underlying Fund’s investment advisor feels is the optimal exposure to individual markets, sectors and equities.

Limitations on Use
There is generally no limit on the use of swaps except to the extent such swaps are subject to the liquidity requirements of an Underlying Fund.

Risks Related to Swaps
Swaps may relate to stocks, bonds, interest rates, currencies or currency exchange rates and related indices. An Underlying Fund can use swaps for many purposes, including hedging and investment gain. An Underlying Fund may also use swaps as a way to efficiently adjust its exposure to various securities, markets and currencies without having to actually sell current assets and purchase different ones. The use of swaps involves risks different from, or greater than, the risks associated with investing directly in securities and other more traditional investments. An Underlying Fund’s investment advisor may also fail to use swaps effectively. For example, such investment advisor may choose to hedge or not to hedge at inopportune times which may adversely affect an Underlying Fund’s performance.

Swaps are subject to a number of risks. Since their value is calculated and derived from the value of other assets, instruments or references, there is greater risk that the swap contract will be improperly valued. Valuation, although based on current market pricing data, is typically done by the counter-party to the swap contract. If the counter-party to a swap contract does not make timely principal interest or settle payments when due, or otherwise fulfill its obligations, an Underlying Fund could lose money on its investment.

Swaps also involve the risk that changes in the value of the swaps may not correlate perfectly with relevant assets, rates or indices they are designed to hedge or to closely track. Liquidity risk exists when particular investments are difficult to purchase or sell due to a limited market or to legal restrictions, such that an Underlying Fund may be prevented from selling particular securities at the price at which it values them. An Underlying Fund is subject to liquidity risk, particularly with respect to the use of swaps. Also, suitable swaps transactions may not be available in all circumstances, and there can be no assurance that an Underlying Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

Illiquid Securities.
Typically, an Underlying Fund may invest up to 15% of its net securities that at the time of purchase are illiquid.

Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “Securities Act”), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the Securities Act are referred to as private placement or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and an Underlying Fund might be unable to sell restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemption requests within seven days. An Underlying Fund might also have to register such restricted securities in order to sell them, resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

Restricted Securities.
An Underlying Fund may invest in securities that are subject to restrictions on resale because they have not been registered under the Securities Act. These securities are sometimes referred to as private placements. Although securities which may be resold only to “qualified institutional buyers” in accordance with the provisions of Rule 144A under the Securities Act are technically considered “restricted securities,” an Underlying Fund may purchase Rule 144A securities without regard to the limitation on investments in illiquid securities described above in the “Illiquid Securities” section, provided that a determination is made that such securities have a readily available trading market. An Underlying Fund may also purchase certain commercial paper issued in reliance on the exemption from regulations in Section 4(2) of the Securities Act (“4(2) Paper”). An Underlying Fund’s investment advisor will determine and monitor the liquidity of Rule 144A securities and 4(2) Paper.

Limitations on the resale of restricted securities may have an adverse effect on the marketability of portfolio securities and the Underlying Fund might be unable to dispose of restricted securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemption requirements. The Underlying Fund might also have to register such restricted securities in order to dispose of them, resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

Securities Lending.
An Underlying Fund may lend its portfolio securities in order to generate additional income. Securities may be loaned to broker-dealers, major banks or other recognized domestic institutional borrowers of securities. Generally, borrowers must deliver to an Underlying Fund collateral equal in value to at least 100% of the loaned securities at all times during the loan, marked-to-market daily. During the loan period, the borrower pays the Underlying Fund interest on such securities, and the Underlying Fund may invest the cash collateral and earn additional income. Loans are usually subject to termination at the option of the Underlying Fund or the borrower at any time. Lending portfolio securities involves risk of delay in recovery of the loaned securities and in some cases the loss of rights in the collateral if the borrower fails.

Short Sales.
An Underlying Fund may seek to hedge investments or realize additional gains through short sales. In a short sale, the Underlying Fund sells a security it does not own, in anticipation of a decline in the market value of the security. To complete the transaction, an Underlying Fund must borrow the security to make delivery to the buyer. The Underlying Fund is then obligated to replace the security borrowed by purchasing it at the market price at or prior to the time of replacement. The price at such time may be more or less than the price at which the security was sold by an Underlying Fund. An Underlying Fund will incur a loss on a short sale if the price of the security increases between the date of the short sale and the date on which the Underlying Fund replaces the borrowed security. An Underlying Fund will realize a gain if the security declines in price between those dates. The amount of any gain will be decreased and the amount of any loss increased by the amount of the premium, dividends, interest or expenses the Underlying Fund may be required to pay in connection with the short sale.

Typically an Underlying Fund will segregate liquid assets, which are marked-to-market daily, equal to the difference between the market value of the securities sold short at the time they were sold short and any assets required to be deposited with the broker in connection with the short sale (not including the proceeds from the short sale).

Short-Term Investments.
The Funds and Underlying Funds may invest in any of the following securities and instruments:

Certificates of Deposit, Bankers’ Acceptances and Time Deposits
The Funds and Underlying Funds may acquire certificates of deposit, bankers’ acceptances and time deposits. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning in effect that the bank unconditionally agrees to pay the face value of the instrument on maturity. Certificates of deposit and bankers’ acceptances acquired by the Funds will be dollar-denominated obligations of domestic banks, savings and loan associations or financial institutions, which, at the time of purchase, have capital, surplus and undivided profits in excess of $100 million (including assets of both domestic and foreign branches), based on latest published reports or less than $100 million if the principal amount of such bank obligations are fully insured by the U.S. government.

In addition to purchasing certificates of deposit and bankers’ acceptances, to the extent permitted under their investment objective and policies stated above and in their prospectus, the Funds and Underlying Funds may make interest-bearing time or other interest-bearing deposits in commercial or savings banks. Time deposits are non-negotiable deposits maintained at a banking institution for a specified period of time at a specified interest rate.

Commercial Paper and Short-Term Notes
The Funds and Underlying Funds may invest a portion of their assets in commercial paper and short-term notes. Commercial paper consists of unsecured promissory notes issued by corporations. Issues of commercial paper and short-term notes will normally have maturities of less than nine months and fixed rates of return, although such instruments may have maturities of up to one year.

Commercial paper and short-term notes will consist of issues rated at the time of purchase “A-2” or higher by Standard & Poor’s ®Ratings Group, “Prime-1” or “Prime-2” by Moody’s Investors Service©, Inc., or similarly rated by another nationally recognized statistical rating organization or, if unrated, will be determined by the Advisor to be of comparable quality. These rating symbols are described in Appendix B.

Money Market Mutual Funds
The Funds and Underlying Funds may invest in money market mutual funds in connection with their management of daily cash positions or as a temporary defensive measure. Generally, money market funds seek to earn a high rate of income consistent with the preservation of capital and maintenance of liquidity. They primarily invest in high quality money market obligations, including securities issued or guaranteed by the U.S. government or its agencies and instrumentalities, bank obligations and high-grade corporate instruments, which generally mature within 397 days from the date of purchase.

Repurchase Agreements
The Funds and Underlying Funds may enter into repurchase agreements in order to earn income on available cash or as a defensive investment in which the purchaser (e.g., a Fund) acquires ownership of a U.S. government security (which may be of any maturity), and the seller agrees to repurchase the obligation at a future time at a set price, thereby determining the yield during the purchaser’s holding period (usually not more than seven days from the date of purchase). Any repurchase transaction in which a Fund or an Underlying Fund engages will require full collateralization of the seller’s obligation during the entire term of the repurchase agreement. In the event of a bankruptcy or other default of the seller, a Fund or Underlying Fund could experience both delays in liquidating the underlying security and losses in value. However, each Fund intends to enter into repurchase agreements only with banks with assets of $500 million or more that are insured by the Federal Deposit Insurance Corporation and with the most creditworthy registered securities dealers, with all such transactions governed by procedures adopted by the Advisor. The Advisor monitors the creditworthiness of the banks and securities dealers with whom the Funds engage in repurchase transactions.

If the market value of the U.S. government security subject to the repurchase agreement becomes less than the repurchase price (including interest), the Funds or an Underlying Fund will direct the seller of the U.S. government security to deliver additional securities so that the market value of all securities subject to the repurchase agreement will equal or exceed the repurchase price. It is possible that a Fund or an Underlying Fund might be unsuccessful in seeking to impose on the seller a contractual obligation to deliver additional securities.

Repurchase agreements involve certain risks, such as default by or insolvency of the other party to the agreement. A Fund or an Underlying Fund’s right to liquidate its collateral in the event of a default could involve certain costs, losses or delays. To the extent that proceeds from any sale upon default of the obligation to repurchase are less than the repurchase price, a Fund or an Underlying Fund could suffer a loss.

Temporary Investments
When the Advisor believes market or economic conditions are unfavorable for investors, the Advisor may invest up to 100% of a Fund’s net assets in a temporary defensive manner or hold a substantial portion of its net assets in cash, cash equivalents or other short-term investments. Unfavorable market or economic conditions may include excessive volatility or a prolonged general decline in the securities markets, the underlying fund investments in which a Fund normally invests or the U.S. economy. Temporary defensive investments generally may include U.S. government securities, certificates of deposit, high-grade commercial paper, repurchase agreements, money market fund shares and other money market equivalents. The Advisor also may invest in these types of securities or hold cash while looking for suitable investment opportunities or to maintain liquidity.

FUNDAMENTAL INVESTMENT RESTRICTIONS

The following policies and investment restrictions have been adopted by each Fund and (unless otherwise noted) are fundamental and cannot be changed without the affirmative vote of a majority of a Fund’s outstanding voting securities as defined in the 1940 Act. These investments restrictions do not impact the Underlying Funds. Each Fund may not:

1.    Make loans to others, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by a Fund.

2.    (a) Borrow money or issue senior securities, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by a Fund.

               (b) Mortgage, pledge or hypothecate any of a Fund’s assets except in connection with any such borrowings and only with respect to 33 1/3% of its assets.

3.    Purchase securities on margin, participate on a joint or joint and several basis in any securities trading account or underwrite securities. (Does not preclude a Fund from obtaining such short-term credit as may be necessary for the clearance of purchases and sales of its portfolio securities.)

4.    Purchase or sell commodities or commodity contracts.

5.    Purchase or sell real estate; however, a Fund may invest in debt securities secured by real estate or interests therein or issued by companies which invest in real estate or interest therein, including real estate investment trusts.

6.    With respect to each Fund, invest more than 25% of its total assets in any one Underlying Fund. Through its investments in Underlying Funds, each Fund may indirectly concentrate in one or more industries or sectors, depending on the securities held by the Underlying Funds.

7.    With respect to 75% of a Fund’s total assets, invest more than 5% of its total assets in securities of a single issuer or hold more than 10% of the voting securities of such issuer. (Does not apply to investment in the securities of the U.S. government, its agencies or instrumentalities or securities of other investment companies.)

Each Fund observes the following policies, which are not deemed fundamental and which may be changed without shareholder vote. Each Fund may not:

1.    Invest in any issuer for purposes of exercising control or management.

2.    Invest, more than 15% of a Fund’s net assets, taken at the time of investment in illiquid securities.

3.    With respect to fundamental investment restriction 2 above, a Fund will not purchase portfolio securities while outstanding borrowings exceed 5% of its assets.

Except with respect to borrowing and illiquid securities, if a percentage restriction described in the Prospectus or in this SAI is adhered to at the time of investment, a subsequent increase or decrease in a percentage resulting from a change in the values of assets will not constitute a violation of that restriction.

PORTFOLIO TURNOVER

Although the Funds generally will not invest for short-term trading purposes, portfolio securities may be sold without regard to the length of time they have been held when, in the opinion of the Advisor, investment considerations warrant such action. Portfolio turnover rate is calculated by dividing (1) the lesser of purchases or sales of portfolio securities for the fiscal year by (2) the monthly average of the value of portfolio securities owned during the fiscal year. A 100% turnover rate would occur if all the securities in a Fund’s portfolio, with the exception of securities whose maturities at the time of acquisition were one year or less, were sold and either repurchased or replaced within one year. A high rate of portfolio turnover (100% or more) generally leads to transactions costs and may result in a greater number of taxable transactions. See “Execution of Portfolio Transactions and Brokerage.”

PORTFOLIO HOLDINGS INFORMATION

The Trust, on behalf of the Funds, has adopted a portfolio holdings disclosure policy that governs the timing and circumstances of disclosure of portfolio holdings of the Funds. The policy was developed in consultation with the Advisor and has been adopted by the Advisor. Information about the Funds’ portfolio holdings will not be distributed to any third party except in accordance with this policy. The Board considered the circumstances under which the Funds’ portfolio holdings may be disclosed under the policy and the actual and potential material conflicts that could arise in such circumstances between the interests of the Funds’ shareholders and the interests of the Adviser, principal underwriter or any other affiliated person of the Funds. After due consideration, the Board determined that the Funds have a legitimate business purpose for disclosing portfolio holdings to persons described in the policy including, mutual fund rating or statistical agencies or persons performing similar functions and internal parties involved in the investment process, administration or custody of the Funds. Pursuant to this policy, the Trust’s Chief Compliance Officer (“CCO”), President and Treasurer are each authorized to consider and authorize dissemination of portfolio holdings information to additional third parties, after considering the best interests of the shareholders and potential conflicts of interest in making such disclosures.

The Board exercises continuing oversight of the disclosure of the Funds’ portfolio holdings by (1) overseeing the implementation and enforcement of the policy, Codes of Ethics and other relevant policies of the Fund and its service providers by the Trust’s CCO, (2) considering reports and recommendations by the Trust’s CCO concerning any material compliance matters (as defined in Rule 38a-1 under the 1940 Act), and (3) considering to approve any amendment to this policy. The Board reserves the right to amend the policy at any time without prior notice in it sole discretion.

Disclosure of the Funds’ complete holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q. These reports are available, free of charge, on the EDGAR database on the SEC’s website at www.sec.gov. In addition, the Funds disclose their complete portfolio holding on the Funds’ website at upgraderfunds.com under the hotlink of each Fund’s ticker symbol within five business days of each month-end. Portfolio holdings information posted on the Funds’ website may be separately provided to any person, commencing on the day after it is first published on the Funds’ website. In addition, the Funds may provide their complete portfolio holdings at the same time such information is filed with the SEC.

In the event of a conflict between the interests of the Funds and the interests of the Advisor or an affiliated person of the Advisor, the Advisor’s CCO, in consultation with the Trust’s CCO, shall make a determination in the best interests of the Funds, and shall report such determination to the Board at the end of the quarter in which such determination was made. Any employee of the Advisor who suspects a breach of this obligation must report the matter immediately to the CCO or to his or her supervisor.

In addition, material non-public holdings information may be provided without lag as part of the normal investment activities of the Funds to each of the following entities which, by explicit agreement or by virtue of their respective duties to the Funds, are required to maintain the confidentiality of the information disclosed including, a duty not to trade on non-public information: fund administrator, fund accountant, custodian, transfer agent, auditors, counsel to the Fund or the trustees, broker-dealers (in connection with the purchase or sale of securities or requests for price quotations or bids on one or more securities) and regulatory authorities. Portfolio holdings information not publicly available with the SEC or through the Funds’ website may only be provided to additional third-parties, in accordance with the policy, when the Funds have a legitimate business purpose and the third party recipient is subject to a confidentiality agreement that includes a duty not to trade on non-public information.

In no event shall the Advisor, its affiliates or employees, the Funds, or any other party enter into any arrangement to receive any direct or indirect compensation in connection with the disclosure of information about the Funds’ portfolio holdings.

There is no assurance that the Funds’ policies will protect the Funds from the potential misuse of holdings information by individuals or firms in possession of that information.

Because the Funds make investments in Underlying Funds, (which are themselves generally required to have portfolio holdings disclosure policies and procedures), but do not maintain criteria for determining whether the Underlying Funds have policies in place with respect to disclosure of portfolio holdings, the performance of the Underlying Funds, and therefore the Funds, may be affected by the improper use or control of portfolio holdings information by the Underlying Funds.

TRUSTEES AND EXECUTIVE OFFICERS

The Board is responsible for overall management, including general supervision and review of the investment activities of the Funds. The Board, in turn, elects the officers of the Trust, who are responsible for administering the day-to-day operations of the Trust and its separate series. The current Trustees and officers of the Trust, their dates of birth, positions with the Trust, terms of office with the Trust and length of time served, their principal occupation for the past five years and other directorships held are set forth in the table below.

Name, Address and Age	Position with the Trust(1)	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex(2) Overseen by Trustees	Other Directorships Held

Independent Trustees of the Trust
Dorothy A. Berry (born 1943) 2020 E. Financial Way Suite 100 Glendora, CA 91741	Chairman and Trustee	Indefinite Term; Since May 1991.	President, Talon Industries, Inc. (administrative, management and business consulting); formerly, Chief Operating Officer, Integrated Asset Management (investment advisor and manager) and formerly, President, Value Line, Inc. (investment advisory and financial publishing firm).	7	Allegiant Funds.
Wallace L. Cook (born 1939) 2020 E. Financial Way Suite 100 Glendora, CA 91741	Trustee	Indefinite Term; Since May 1991.	Financial Consultant, formerly Senior Vice President, Rockefeller Trust Co.; Financial Counselor, Rockefeller & Co.	7	None.
Carl A. Froebel (born 1938) 2020 E. Financial Way Suite 100 Glendora, CA 91741	Trustee	Indefinite Term; Since May 1991.	Owner, Golf Adventures, LLC, (Vacation Services); formerly, President and Founder, National Investor Data Services, Inc. (investment related computer software).	7	None.
Steven J. Paggioli (born 1950) 2020 E. Financial Way Suite 100 Glendora, CA 91741	Trustee	Indefinite Term; Since May 1991.	Consultant, since July 2001; formerly, Executive Vice President, Investment Company Administration, LLC (“ICA”) (mutual fund administrator).	7	Trustee, Managers Funds; Trustee, Managers AMG Funds.
Rowley W.P. Redington (born 1944) 2020 E. Financial Way Suite 100 Glendora, CA 91741	Trustee	Indefinite Term; Since May 1991.	President, Intertech Computer Services Corp. (computer services and consulting).	7	None.
Officers of the Trust
Robert M. Slotky (born 1947) 2020 E. Financial Way Suite 100 Glendora, CA 91741	President Chief Compliance Officer Anti-Money Laundering Officer	Indefinite Term; Since August 2002. Indefinite Term; Since September 2004. Indefinite Term; Since December 2005.	Vice President, U.S. Bancorp Fund Services, LLC, since July 2001; formerly, Senior Vice President, ICA (May 1997-July 2001).	Not Applicable.	Not Applicable.

Name, Address and Age	Position with the Trust(1)	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex(2) Overseen by Trustees	Other Directorships Held
Eric W. Falkeis (born 1973) 615 East Michigan St. Milwaukee, WI 53202	Treasurer	Indefinite Term; Since August 2002.
Chief Financial Officer, U.S. Bancorp Fund Services, LLC, since April 2006; Vice President, U.S. Bancorp Fund Services, LLC since 1997; formerly, Chief Financial Officer, Quasar Distributors, LLC (2000-2003).

				Not Applicable.	Not Applicable.
Angela L. Pingel (born 1971) 615 East Michigan St. Milwaukee, WI 53202	Secretary	Indefinite Term; Since December 2005.
Counsel, U.S. Bancorp Fund Services LLC, since 2004; formerly, Associate, Krukowski & Costello, S.C., (2002-2004); formerly, Vice President - Investment Operations, Heartland Advisors, Inc. (1994-2002).
				Not Applicable.	Not Applicable.
(1)	The Trustees of the Trust are not “interested persons” of the Trust as defined under the 1940 Act (“Independent Trustees”).

(2)
The Trust is comprised of numerous series managed by unaffiliated investment advisors. The term “Fund Complex” applies to the FundX Upgrader Fund, FundX Aggressive Upgrader Fund, FundX Conservative Upgrader Fund, FundX Flexible Income Fund and the FundX Stock Upgrader Fund, (collectively referred to as the “Related Series”) and the Funds. Except for the Related Series, the Funds do not hold themselves out as related to any other series within the Trust for purposes of investment and investor services, nor do they share the same investment advisor with any other series.

Trust Committees.
The Trust has four standing committees: the Nominating Committee, the Audit Committee, which also serves as the Qualified Legal Compliance Committee (“QLCC”), and the Valuation Committee.

The Nominating Committee, comprised of all the Independent Trustees, is responsible for seeking and reviewing candidates for consideration as nominees for Trustees and meets only as necessary. The Nominating Committee will consider nominees nominated by shareholders. Recommendations for consideration by the Nominating Committee should be sent to the President of the Trust in writing together with the appropriate biographical information concerning each such proposed Nominee, and such recommendation must comply with the notice provisions set forth in the Trust’s By-Laws. In general, to comply with such procedures, such nominations, together with all required biographical information, must be delivered to, and received by, the President of the Trust at the principal executive offices of the Trust not later than 60 days prior to the shareholder meeting at which any such nominee would be voted on. The Nominating Committee did not meet during the Funds’ last fiscal year.

The Audit Committee is comprised of all of the Independent Trustees. The Audit Committee typically meets on a quarterly basis with respect to each series of the Trust and may meet more frequently. The function of the Audit Committee, with respect to each series of the Trust, is to review the scope and results of the audit and any matters bearing on the audit or a fund’s financial statements and to ensure the integrity of a Fund’s pricing and financial reporting. The Audit Committee met once during the Funds’ last fiscal year with respect to the Funds.

The function of the QLCC is to receive reports from an attorney retained by the Trust of evidence of a material violation by the Trust or by any officer, director, employee or agent of the Trust. The QLCC did not meet during the Funds’ last fiscal year with respect to the Funds.

The Board has delegated day-to-day valuation issues to a Valuation Committee that is comprised of one or more Independent Trustees and the Trust’s Treasurer or an Assistant Treasurer. The function of the Valuation Committee is to value securities held by any series of the Trust for which current and reliable market quotations are not readily available. Such securities are valued at their respective fair values as determined in good faith by the Valuation Committee, and the actions of the Valuation Committee are subsequently reviewed and ratified by the Board. The Valuation Committee meets as needed. The Valuation Committee did not meet during the Funds’ last fiscal year with respect to the Funds.

Trustee Ownership of Fund Shares and Other Interests
The following table shows the amount of shares in each Fund and the amount of shares in other portfolios of the Trust owned by the Trustees as of the calendar year ended December 31, 2005.

Name	Dollar Range of FundX ETF Upgrader Fund Shares(1)	Dollar Range of FundX ETF Aggressive Fund Shares(1)	Aggregate Dollar Range of Fund Shares in the Trust

Dorothy A. Berry	None	None	$10,001-$50,000
Wallace L. Cook	None	None	$1-$10,000
Carl A. Froebel	None	None	$10,001-$50,000
Rowley W.P. Redington	None	None	$1-$10,000
Steven J. Paggioli	None	None	$10,001-$50,000
(1)    As the Fund was not operational prior to the date of this SAI, no Trustees own shares of the Fund.

Furthermore, neither the Independent Trustees nor members of their immediate family, own securities beneficially or of record in the Advisor, the Funds’ principal underwriter, or any of their affiliates. Accordingly, neither the Independent Trustees nor members of their immediate family, have direct or indirect interest, the value of which exceeds $60,000, in the Advisor, the Funds’ principal underwriter or any of its affiliates.

Compensation.
Set forth below is the rate of compensation received by the following Independent Trustees from all portfolios of the Trust for the fiscal year ended October 31, 2006. These amounts are allocated among each of the various portfolios comprising the Trust. Independent Trustees receive an annual retainer of $10,000 and a fee of $5,500 for each regularly scheduled meeting. Independent Trustees also receive a fee of $1,500 for any special meeting attended. The Chairman of the Board receives an additional annual retainer of $8,000. Independent Trustees are also reimbursed for expenses in connection with each Board meeting attended. The Trust has no pension or retirement plan. No other entity affiliated with the Trust pays any compensation to the Trustees.

Name of Person/Position	Aggregate Compensation From the Funds	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from the Funds and Fund Complex(1) Paid to Trustees
Dorothy A. Berry, Trustee	$0	None	None	$
Wallace L. Cook, Trustee	$0	None	None	$
Carl A. Froebel, Trustee	$0	None	None	$
Rowley W.P. Redington, Trustee	$0	None	None	$
Steve J. Paggioli, Trustee(2)	$0	None	None	$0
(1)
There are currently numerous unaffiliated portfolios comprising the Trust. The term “Fund Complex” applies only to the Funds and the Related Series. For the fiscal year ended October 31, 2006, Trustees’ fees and expenses in the amount of $___ were allocated to the Trust.

(2)	Prior to December 1, 2005 Mr. Paggioli was an Interested Trustee of the Trust.

The Trust, the Advisor and the principal underwriter have each adopted Codes of Ethics under Rule 17j-1 of the 1940 Act. These Codes permit, subject to certain conditions, personnel of the Advisor and the principal underwriter to invest in securities that may be purchased or held by the Funds.

PROXY VOTING POLICIES AND PROCEDURES

The Board has adopted Proxy Voting Policies and Procedures (“Policies”) on behalf of the Funds which delegate the responsibility for voting proxies to the Advisor, subject to the Board’s continuing oversight. The Policies require that the Advisor vote proxies received in a manner consistent with the best interests of the Funds and their shareholders. The Policies also require the Advisor to present to the Board, at least annually, the Advisor’s proxy policies and a record of each proxy voted by the Advisor on behalf of the Funds, including a report on the resolution of all proxies identified by the Advisor as involving a conflict of interest.

The Advisor has also adopted a proxy voting policy (the “Advisor’s Policy”) that underscores the Advisor’s concern that all proxy voting decisions be made in the best interests of the Funds’ shareholders. The Advisor’s Policy dictates that its Proxy Committee vote proxies in a manner that will further the economic value of each investment for the expected holding period. Each vote cast by the Proxy Committee on behalf of a Fund is done on a case-by-case basis, taking into account all relevant factors. The Proxy Committee does utilize specific voting positions for substantive proxy issues, but these only serve as guidelines and are subject to change upon review.

Where a proxy proposal raises a material conflict between the Advisor’s interests and the Funds’ interests, the Advisor will resolve such conflict in the best interests of the Funds’ shareholders. Typically, the Advisor will (1) disclose the conflict and obtain the clients consent before voting; (2) vote in accordance with a pre-determined policy based upon the independent analysis and recommendation of a voting agent; or (c) make other voting arrangements consistent with pursuing the best interests of the Funds’ shareholders.

The Trust is required to file Form N-PX, with the Funds’ complete proxy voting record for the 12 months ended June 30, no later than August 31 of each year. Form N-PX for the Funds is available without charge, upon request, by calling toll-free (866) 455-FUND [3863] and on the SEC’s website at www.sec.gov.

Control Persons, Principal Shareholders, and Management Ownership.
A principal shareholder is any person who owns of record or beneficially owns 5% or more of the outstanding shares of the Fund. A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of the Fund or acknowledges the existence of control. As of the date of this SAI, there were no principal shareholders or control persons of the Fund and the Trustees and Officers of the Trust as a group did not own more than 1% of the outstanding shares of the Fund.

THE FUNDS’ INVESTMENT ADVISOR

DAL Investment Company, LLC, is located at 235 Montgomery Street, Suite 1049, San Francisco, California 94104, and acts as investment advisor to the Funds pursuant to an Investment Advisory Agreement (the “Advisory Agreement”) with the Trust.

As compensation, the ETF Upgrader Fund and the ETF Aggressive Fund each pay the Advisor a monthly management fee (accrued daily) based on each Fund’s average daily net assets at an annual rate of 1.00%.

The Advisory Agreement continues in effect for successive annual periods so long as such continuation is approved at least annually by the vote of (1) the Board (or a majority of the outstanding shares of the applicable Fund); and (2) a majority of the Trustees who are not interested persons of any party to an Advisory Agreement, in each case cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement may be terminated at any time, without penalty, by either party to the Advisory Agreement upon a 60-day written notice and is automatically terminated in the event of its “assignment,” as defined in the 1940 Act. The Advisory Agreement provides that the Advisor under such agreement shall not be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the execution of portfolio transactions for the Funds, except for willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties thereunder.

However, the Advisor has contractually agreed to reduce its fees and/or pay Fund expenses (excluding Acquired Fund Fees and Expenses, interest, taxes and extraordinary expenses) in order to limit Net Annual Operating Expenses for shares of the ETF Upgrader Fund and the ETF Aggressive Fund to 1.50% of each Fund’s average net assets (the “Expense Cap”). The Expense Cap will remain in effect for at least the period shown in the Example contained in the Prospectus and for an indefinite period thereafter, until the Board determines that the Expense Cap is no longer in the best interest of each Fund and its shareholders. The Advisor is permitted to be reimbursed for fee reductions and/or expense payments made in the prior three fiscal years. Any such reimbursement is subject to the Board’s review and approval. This reimbursement may be requested by the Advisor if the aggregate amount actually paid by each Fund toward operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the Expense Cap.

Portfolio Managers.
The Funds are managed by an investment committee consisting of Ms. Janet Brown, and Messrs. Jason Browne, Bernard Burke, Martin DeVault and Sean McKeon, who are all considered “Portfolio Managers”.

The information below represents all of the other accounts managed by the Portfolio Managers as of ____, 2006:

Category of Account	Total Number of Accounts Managed	Total Assets in Accounts Managed	Number of Accounts for which Advisory Fee is Based on Performance	Assets in Accounts for which Advisory Fee is Based on Performance
Other Registered Investment Companies				$$0
Other Pooled Investment Vehicles		$0		$0
Other Accounts				$$0

The Advisor performs investment management services for various clients with investment objectives and strategies substantially similar to the Funds, which may create certain conflicts of interest in connection with the allocation and timing of investment opportunities among the Funds and the Portfolio Managers’ other advised accounts. The Advisor may give advice and take action with respect to its other clients and/or funds that may differ from advice given or the timing or nature of action taken with respect to the Funds. The Advisor will have no obligation to purchase or sell for the Funds, or to recommend for purchase or sale by the Funds, any security that the Advisor, its principals, its affiliates or its employees may purchase for themselves or for other clients and/or funds at the same time or the same price. Where the Advisor buys or sells the same security for two or more clients, it may place concurrent orders with a single broker, to be executed together as a single “block” in order to facilitate orderly and efficient execution.

Each Portfolio Manager’s compensation is comprised of a fixed salary plus a bonus. The salaries are set by industry standards and bonuses are based on a combination of the success of the Advisor and the Portfolio Managers’ contribution to the Advisor. Neither salaries nor bonuses are based on Fund performance or assets. The Portfolio Managers do not receive any deferred compensation, but they do participate in a 401(k) retirement plan, have an ownership interest in the Advisor and receive income distributions based on their percentage ownership in the Advisor.

As of the date of the SAI, none of the Funds’ Portfolio Managers beneficially owned shares of the Funds as they had not commenced operations.

SERVICE PROVIDERS
Administrator, Transfer Agent and Fund Accountant.
Pursuant to an administration agreement (the “Administration Agreement”), U.S. Bancorp Fund Services, LLC (“USBFS”), 615 East Michigan Street, Milwaukee, Wisconsin 53202, acts as administrator for the Funds. USBFS provides certain administrative services to the Funds, including, among other responsibilities, coordinating the negotiation of contracts and fees with, and the monitoring of performance and billing of, the Funds’ independent contractors and agents; preparation for signature by an officer of the Trust of all documents required to be filed for compliance by the Trust and the Funds with applicable laws and regulations, excluding those of the securities laws of various states; arranging for the computation of performance data, including NAV and yield; responding to shareholder inquiries; and arranging for the maintenance of books and records of the Funds, and providing, at its own expense, office facilities, equipment and personnel necessary to carry out its duties. In this capacity, USBFS does not have any responsibility or authority for the management of the Funds, the determination of investment policy, or for any matter pertaining to the distribution of Fund shares.

Pursuant to the Administration Agreement, as compensation for its services, USBFS receives from the Fund Complex a fee based on the aggregate current average daily net assets of 0.10% on assets up to $150 million, 0.05% on assets between $150 million and $350 million, 0.04% on assets between $350 million and $500 million and 0.03% on the remaining balance with a minimum fee of $30,000 for the FundX Upgrader Fund and $15,000 for each remaining series in the Fund Complex . USBFS also is entitled to certain out-of-pocket expenses. USBFS also serves as fund accountant, transfer agent and dividend disbursing agent under separate agreements.

Custodian.
U.S. Bank, National Association is the custodian of the assets of the Funds (the “Custodian”) pursuant to a custody agreement between the Custodian and the Trust, whereby the Custodian provides for fees on a transactional basis plus out-of-pocket expenses. The Custodian’s address is 1555 N. RiverCenter Drive, Suite 302, Milwaukee, Wisconsin 53212. The Custodian does not participate in decisions relating to the purchase and sale of securities by the Funds. USBFS, the Custodian, and the Funds’ principal underwriter are affiliated entities under the common control of U.S. Bancorp.

Independent Registered Public Accounting Firm and Legal Counsel.
_____, is the independent registered public accounting firm for the Funds.

Paul, Hastings, Janofsky & Walker LLP, 55 Second Street, 24th Floor, San Francisco, California 94105-3441 serves as legal counsel to the Funds.

EXECUTION OF PORTFOLIO TRANSACTIONS AND BROKERAGE

Pursuant to the Advisory Agreement, the Advisor determines which securities are to be purchased and sold by the Funds and which broker-dealers are eligible to execute the Funds’ portfolio transactions. The purchases and sales of securities in the over-the-counter market will generally be executed directly with a “market-maker” unless, in the opinion of the Advisor, a better price and execution can otherwise be obtained by using a broker for the transaction.

Purchases of portfolio securities for the Funds also may be made directly from issuers or from underwriters. Where possible, purchase and sale transactions will be effected through dealers (including banks) that specialize in the types of securities which the Funds will be holding, unless better executions are available elsewhere. Dealers and underwriters usually act as principal for their own accounts. Purchases from underwriters will include a concession paid by the issuer to the underwriter and purchases from dealers will include the spread between the bid and the asked price. If the execution and price offered by more than one dealer or underwriter are comparable, the order may be allocated to a dealer or underwriter that has provided research or other services as discussed below.

In placing portfolio transactions, the Advisor will seek best execution. The full range and quality of services available will be considered in making this determination, such as the size of the order, the difficulty of execution, the operational facilities of the firm involved, the firm’s risk in positioning a block of securities and other factors. In those instances where it is reasonably determined that more than one broker-dealer can offer the best execution, the Advisor considers such information, which is in addition to and not in lieu of the services required to be performed by them under their Advisory Agreement with the Funds, to be useful in varying degrees, but of indeterminable value. Portfolio transactions may be placed with broker-dealers who sell shares of the Funds subject to rules adopted by the National Association for Securities Dealers (“NASD”) and the SEC.

While it is the Advisor’s general policy to seek best execution in selecting a broker-dealer to execute portfolio transactions for the Funds, in accordance with Section 28(e) of the Securities and Exchange Act of 1934, when it is determined that more than one broker-dealer can deliver best execution, weight is also given to the ability of a broker-dealer to furnish brokerage and research services to the Funds or to the Advisor, even if the specific services are not directly useful to a Fund and may be useful to the Advisor in advising other clients. In negotiating commissions with a broker or evaluating the spread to be paid to a dealer, a Fund may therefore pay a higher commission or spread than would be the case if no weight were given to the furnishing of these supplemental services, provided that the amount of such commission or spread has been determined in good faith by the Advisor to be reasonable in relation to the value of the brokerage and/or research services provided by such broker-dealer. Additionally, in accordance with procedures adopted by the Trust, the Advisor may direct transactions to a broker-dealer with which it has an affiliation.

Investment decisions for each Fund are made independently from those of other client accounts managed or advised by the Advisor. Nevertheless, it is possible that at times identical securities will be acceptable for both a Fund and one or more of such client accounts. In such event, the position of a Fund and such client accounts in the same issuer may vary and the length of time that each may choose to hold its investment in the same issuer may likewise vary. However, to the extent any of these client accounts seeks to acquire the same security as a Fund at the same time, the Fund may not be able to acquire as large a portion of such security as it desires, or it may have to pay a higher price or obtain a lower yield for such security. Similarly, a Fund may not be able to obtain as high a price for, or as large an execution of, an order to sell any particular security at the same time. If one or more of such client accounts simultaneously purchases or sells the same security that a Fund is purchasing or selling, each day’s transactions in such security will be allocated between the Fund and all such client accounts in a manner deemed equitable by the Advisor, taking into account the respective sizes of the accounts and the amount being purchased or sold. It is recognized that in some cases this system could have a detrimental effect on the price or value of the security insofar as a Fund is concerned. In other cases, however, it is believed that the ability of a Fund to participate in volume transactions may produce better executions for such Fund.

The Funds do not effect securities transactions through brokers in accordance with any formula, nor do they direct securities transactions to brokers in exchange for selling shares of the Funds. However, broker-dealers who execute brokerage transactions may effect purchase of shares of the Funds for their customers.

CAPITAL STOCK

Shares issued by the Funds have no preemptive, conversion, or subscription rights. Shares issued and sold by the Funds are deemed to be validly issued, fully paid and non-assessable by the Trust. Shareholders have equal and exclusive rights as to dividends and distributions as declared by a Fund and to the net assets of the Fund upon liquidation or dissolution. Each Fund, as a separate series of the Trust, votes separately on matters affecting only the Fund (e.g., approval of the Advisory Agreement); all series of the Trust vote as a single class on matters affecting all series jointly or the Trust as a whole (e.g., election or removal of Trustees). Voting rights are not cumulative, so that the holders of more than 50% of the shares voting in any election of Trustees can, if they so choose, elect all of the Trustees. While the Trust is not required and does not intend to hold annual meetings of shareholders, such meetings may be called by the Board in its discretion, or upon demand by the holders of 10% or more of the outstanding shares of the Trust, for the purpose of electing or removing Trustees.

DETERMINATION OF SHARE PRICE

The NAV per share of each Fund is determined as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (generally 4:00 p.m., Eastern time), each day the NYSE is open for trading. The NYSE annually announces the days on which it will not be open for trading. It is expected that the NYSE will not be open for trading on the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Generally, a Fund’s investments are valued at market value or, in the absence of a market value, at fair value as determined in good faith by the Trust’s Valuation Committee pursuant to procedures approved by or under the direction of the Board. Pursuant to those procedures, the Valuation Committee considers, among other things: (1) the last sales price on the securities exchange, if any, on which a security is primarily traded; (2) the mean between the bid and asked prices; 3) price quotations from an approved pricing service, and 4) other factors as necessary to determine a fair value under certain circumstances.

The assets of the Funds consist primarily of shares of Underlying Funds, which are valued at their respective NAVs.

Securities primarily traded in the NASDAQ Global Market® for which market quotations are readily available shall be valued using the NASDAQ® Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. OTC securities which are not traded in the NASDAQ Global Market® shall be valued at the most recent trade price. Securities and assets for which market quotations are not readily available (including restricted securities which are subject to limitations as to their sale) are valued at fair value as determined in good faith under procedures approved by or under the direction of the Board.

Short-term debt obligations with remaining maturities in excess of 60 days are valued at current market prices, as discussed above. In order to reflect their fair value, short-term securities with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to a Fund if acquired within 60 days of maturity or, if already held by a Fund on the 60th day, based on the value determined on the 61st day.

The securities in a Fund’s portfolio, including ADRs, which are traded on securities exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any reported sales, at the mean between the last available bid and asked price. Securities that are traded on more than one exchange are valued on the exchange determined by the Advisor to be the primary market.

All other assets of the Funds are valued in such manner as the Board in good faith deems appropriate to reflect their fair value.

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

The information provided below supplements the information contained in the Funds’ Prospectus regarding the purchase and redemption of Fund shares.

How to Buy Shares.

You may purchase shares of the Funds from selected securities brokers, dealers or financial intermediaries. Investors should contact these agents directly for appropriate instructions, as well as information pertaining to accounts and any service or transaction fees that may be charged by those agents. Purchase orders through securities brokers, dealers and other financial intermediaries are effected at the next-determined NAV after receipt of the order by such agent before the close of regular trading on the NYSE, generally 4:00 p.m., Eastern time. Orders received after that time will be purchased at the next-determined NAV.

The Trust reserves the right in its sole discretion (i) to suspend the continued offering of the Funds’ shares; (ii) to reject purchase orders in whole or in part when, in the judgment of the Advisor, such rejection is in the best interest of a Fund; and (iii) to reduce or waive the minimum for initial and subsequent investments for certain fiduciary accounts or under circumstances where certain economies can be achieved in sales of the Funds’ shares.

In addition to cash purchases, Fund shares may be purchased by tendering payment in kind in the form of shares of stock, bonds or other securities. Any securities used to buy a Fund’s shares must be readily marketable, their acquisition consistent with the Fund’s objective and otherwise acceptable to the Advisor and the Board.

Automatic Investment Plan.
As discussed in the Prospectus, the Funds provide an Automatic Investment Plan (“AIP”) for the convenience of investors who wish to purchase shares of a Fund on a regular basis. All record keeping and custodial costs of the AIP are paid by the Funds. The market value of a Fund’s shares is subject to fluctuation. Prior to participating in the AIP, an investor should note that the AIP does not protect it against depreciation in declining markets.

How to Sell Shares and Delivery of Redemption Proceeds.
You can sell your Fund shares any day the NYSE is open for regular trading. Payments to shareholders for shares of the Funds redeemed directly from a Fund will be made as promptly as possible but no later than seven days after receipt by USBFS of the written request in proper form, with the appropriate documentation as stated in the Prospectus, except that the Funds may suspend the right of redemption or postpone the date of payment during any period when (a) trading on the NYSE is restricted as determined by the SEC or the NYSE is closed for other than weekends and holidays; (b) an emergency exists as determined by the SEC making disposal of portfolio securities or valuation of net assets of a Fund not reasonably practicable; or (c) for such other period as the SEC may permit for the protection of the Funds’ shareholders. Under unusual circumstances, the Funds may suspend redemptions, or postpone payment for more than seven days, but only as authorized by SEC rules.

The value of shares on redemption or repurchase may be more or less than your cost, depending upon the market value of a Fund’s portfolio securities at the time of redemption or repurchase.

Telephone Redemptions.
As described in the Prospectus, shareholder with telephone privileges established on their account may redeem a Fund’s shares by telephone. Upon receipt of any instruction or inquiry from any person claiming to be the shareholder, a Fund or its authorized agent may carry out the instruction and/or respond to the inquiry consistent with shareholder’s previously established account service options. For joint accounts, instructions or inquiries from either party will be carried out without prior notice to the other account owners. In acting upon telephone instructions, a Fund and its agents use procedures that are reasonably designed to ensure that such instructions are genuine, such as (1) obtaining some or all of the following information: account number, name(s) and social security number(s) registered to the account, and personal identification; (2) recording all telephone transactions; and (3) sending written confirmation of each transaction to the registered owner.

USBFS will employ these and other reasonable procedures to confirm that instructions communicated by telephone are genuine. If it fails to employ reasonable procedures, the Funds and USBFS may be liable for any losses due to unauthorized or fraudulent instructions. If these procedures are followed, an investor agrees, however, that to the extent permitted by applicable law, neither the Funds nor their agents will be liable for any loss, liability, cost or expense arising out of any redemption request, including any fraudulent or unauthorized request. For additional information, consult USBFS.

Redemptions-in-Kind.
The Trust has filed an election under SEC Rule 18f-1 under the 1940 Act committing to pay, in cash, all redemptions by a shareholder of record up to amounts specified by the rule (in excess of the lesser of (i) $250,000 or (ii) 1% of a Fund’s assets). Each Fund has reserved the right to pay the redemption price of its shares in excess of the amounts specified by the rule, either totally or partially, by a distribution in kind of portfolio securities (instead of cash). The securities so distributed would be valued at the same amount as that assigned to them in calculating the NAV for the shares being sold. If a shareholder receives a distribution in-kind, the shareholder could incur brokerage or other charges in converting the securities to cash and would bear any market risks associated with such securities until they are converted into cash.

DISTRIBUTIONS AND TAX INFORMATION

Distributions.
The Funds will make distributions of dividends and capital gains, if any, at least annually, typically in December. Each Fund may make another distribution of any additional undistributed capital gains earned during the 12-month period ended October 31 by December 31 of each year.

Each distribution by a Fund is accompanied by a brief explanation of the form and character of the distribution. In January of each year, each Fund will issue to each shareholder a statement of the federal income tax status of all distributions.

Tax Information.
Each series of the Trust is treated as a separate entity for federal income tax purposes. Each Fund intends to qualify and elect to be treated as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986 (the “Code”). It is each Fund’s policy to distribute to its shareholders all of its investment company taxable income and any net realized capital gains for each fiscal year in a manner that complies with the distribution requirements of the Code, so that the Fund will not be subject to any federal income tax or excise taxes. However, the Funds can give no assurances that its distributions will be sufficient to eliminate all taxes. To comply with the requirements, each Fund must also distribute (or be deemed to have distributed) by December 31 of each calendar year (i) at least 98% of its ordinary income for such year, (ii) at least 98% of the excess of its realized capital gains over its realized capital losses for the one-year period ending on October 31 during such year and (iii) any amounts from the prior calendar year that were not distributed and on which the Fund paid no federal income tax. If a Fund fails to qualify as a regulated investment company under Subchapter M, it will be taxed as a corporation.

Each Fund’s ordinary income generally consists of interest and dividend income, less expenses. Net realized capital gains for a fiscal period are computed by taking into account any capital loss carry-forward of a Fund.

Distributions of net investment income and net short-term capital gains are taxable to shareholders as ordinary income. For individual shareholders, a portion of the distributions paid by a Fund may be qualified dividends eligible for taxation at long-term capital gain rates to the extent the Fund designates the amount distributed as a qualifying dividend. In the case of corporate shareholders, a portion of the distributions may qualify for the inter-corporate dividends-received deduction to the extent a Fund designates the amount distributed as a qualifying dividend. The aggregate amount so designated to either individual or corporate shareholders cannot, however, exceed the aggregate amount of qualifying dividends received by the applicable Fund for its taxable year. It is expected that dividends from domestic corporations will be part of a Fund’s gross income and that, accordingly, part of the distributions by the Fund may be eligible for the dividends-received deduction for corporate shareholders. However, the portion of a Fund’s gross income attributable to qualifying dividends is largely dependent on the Fund’s investment activities for a particular year and therefore cannot be predicted with any certainty. The deduction may be reduced or eliminated if the Fund shares held by an individual investor are held for less than 61 days, or Fund shares held by a corporate investor are treated as debt-financed or are held for less than 46 days.

Any long-term capital gain distributions are taxable to shareholders as long-term capital gains regardless of the length of time they have held their shares. Capital gains distributions are not eligible for the dividends-received deduction referred to in the previous paragraph. Distributions of any ordinary income and net realized capital gains will be taxable as described above, whether received in shares or in cash. Shareholders who choose to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the NAV of a share on the reinvestment date. Distributions are generally taxable when received. However, distributions declared in October, November or December to shareholders of record on a date in such a month and paid the following January are taxable as if received on December 31. Distributions are includable in alternative minimum taxable income in computing a shareholder’s liability for the alternative minimum tax.

Under the Code, each Fund will be required to report to the Internal Revenue Service all distributions of ordinary income and capital gains as well as gross proceeds from the redemption of Fund shares, except in the case of exempt shareholders, which includes most corporations. Pursuant to the backup withholding provisions of the Code, distributions of any taxable income and capital gains and proceeds from the redemption of Fund shares may be subject to withholding of federal income tax in the case of non-exempt shareholders who fail to furnish a Fund with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law. If the backup withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld. Corporate and other exempt shareholders should provide a Fund with their taxpayer identification numbers or certify their exempt status in order to avoid possible erroneous application of backup withholding. Each Fund reserves the right to refuse to open an account for any person failing to certify the person’s taxpayer identification number.

Each Fund will not be subject to corporate income tax in the Commonwealth of Massachusetts as long as it qualifies as a regulated investment company for federal income tax purposes. Distributions and the transactions referred to in the preceding paragraphs may be subject to state and local income taxes, and the tax treatment thereof may differ from the federal income tax treatment.

The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. citizens or residents and U.S. domestic corporations, partnerships, trusts and estates. Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of a Fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30 percent (or at a lower rate under an applicable income tax treaty) on amounts constituting ordinary income.

In addition, the foregoing discussion of tax law is based on existing provisions of the Code, existing and proposed regulations thereunder and current administrative rulings and court decisions, all of which are subject to change. Any such charges could affect the validity of this discussion. The discussion also represents only a general summary of tax law and practice currently applicable to a Fund and certain shareholders therein, and, as such, is subject to change. In particular, the consequences of an investment in shares of a Fund under the laws of any state, local or foreign taxing jurisdictions are not discussed herein. Each prospective investor should consult his or her own tax advisor to determine the application of the tax law and practice in his or her own particular circumstances.

THE FUNDS’ DISTRIBUTOR

Quasar Distributors, LLC, 615 E. Michigan Street, Milwaukee, Wisconsin 53202 (“Quasar”), acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. Pursuant to a distribution agreement between the Funds and Quasar (the “Distribution Agreement”), Quasar acts as the Funds’ principal underwriter and distributor and provides certain administration services and promotes and arranges for the sale of the Funds’ shares. Quasar is registered as a broker-dealer under the Securities Exchange Act of 1934, as amended, and a member of the NASD.

The Distribution Agreement between the Funds and Quasar continues in effect only if such continuance is specifically approved at least annually by the Board or by vote of a majority of the Funds’ outstanding voting securities, and, in either case by a majority of the Independent Trustees. The Distribution Agreement is terminable without penalty by the by the Trust on behalf of the Funds on a 60-day written notice when authorized either by a majority vote of the Funds’ shareholders or by vote of a majority of the Board, including a majority of the Independent Trustees, or by Quasar on a 60-day written notice, and will automatically terminate in the event of its “assignment” (as defined in the 1940 Act).

MARKETING AND SUPPORT PAYMENTS

The Funds’ Advisor, out of its own resources and without additional cost to the Funds or their shareholders, may provide additional cash payments or other compensation to certain financial intermediaries who sell shares of the Funds. Such payments may be divided into categories as follows:

Support Payments.
Payments may be made by the Advisor to certain financial intermediaries in connection with the eligibility of the Funds to be offered in certain programs and/or in connection with meetings between Fund representatives and financial intermediaries and their sales representatives. Such meetings may be held for various purposes, including providing education and training about the Funds and other general financial topics to assist financial intermediaries’ sales representatives in making informed recommendations to, and decisions on behalf of, their clients.

Entertainment, Conferences and Events.
The Advisor also may pay cash or non-cash compensation to sales representatives of financial intermediaries in the form of (i) occasional gifts; (ii) occasional meals, tickets or other entertainments; and/or (iii) sponsorship support for the financial intermediary’s client seminars and cooperative advertising. In addition, the Advisor pays for exhibit space or sponsorships at regional or national events of financial intermediaries.

The prospect of receiving, or the receipt of additional payments or other compensation as described above by financial intermediaries may provide such intermediaries and/or their salespersons with an incentive to favor sales of shares of the Funds, and other mutual funds whose affiliates make similar compensation available, over sale of shares of mutual funds (or non-mutual fund investments) not making such payments. You may wish to take such payment arrangements into account when considering and evaluating any recommendations relating to Fund shares.

FINANCIAL STATEMENTS

Investors in the Funds will be informed of the Funds’ progress through periodic reports. Financial statements certified by an independent registered public accounting firm will be submitted to shareholders at least annually. As of the date of this SAI, no financial statements are available for the Funds as they had not commenced operations.

APPENDIX A
CORPORATE BOND RATINGS

Moody’s Investors Service, Inc.

Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edged.” Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuations or protective elements may be of greater amplitude or there may be other elements present which make long-term risks appear somewhat larger than in Aaa securities.

A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa: Bonds which are rated Baa are considered medium grade obligations, e.g., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C: Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody’s applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modified 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Standard & Poor’s Ratings Group

AAA: Bonds rated AAA are highest grade debt obligations. This rating indicates an extremely strong capacity to pay principal and interest.

AA: Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances, they differ from AAA issues only in small degree.

A: Bonds rated A have a strong capacity to pay principal and interest, although they are more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB: Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

BB, B, CCC, CC, C: Bonds rated BB, B, CCC, CC and C are regarded on balance as predominantly speculative with respect to capacity to pay interest and repay principal, BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposure to adverse conditions.

BB: Bonds rated BB have less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

B: Bonds rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

CCC: Bonds rated CCC have a currently identifiable vulnerability to default and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC: The rating CC typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

CI: The rating CI is reserved for income bonds on which no interest is being paid.

D: Bonds rated D are in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless Standard & Poors believes that such payments will be made during such grace period.

Plus (+) or Minus (-): The ratings from AA to CCC may be modified by the additional of a plus or minus sign to show relative standing with the major categories.

APPENDIX B
COMMERCIAL PAPER RATINGS

Moody’s Investors Service, Inc.

Prime-1--Issuers (or related supporting institutions) rated “Prime-1” have a superior ability for repayment of senior short-term debt obligations. “Prime-1” repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries, high rates of return on funds employed, conservative capitalization structures with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2--Issuers (or related supporting institutions) rated “Prime-2” have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

Standard & Poor’s Ratings Group

A-1--This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) sign designation.

A-2--Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated “A-1”.

PROFESSIONALLY MANAGED PORTFOLIOS (the “Trust”)
PART C

OTHER INFORMATION

Item 23. Exhibits.

(a)
Amended and Restated Agreement and Declaration of Trust is herein incorporated by reference from Professionally Managed Portfolio’s (the “Trust”) Initial Registration Statement on Form N-1A filed with the Securities and Exchange Commission (“SEC”) on July 27, 2005.

(b)		Amended and Restated By-Laws are herein incorporated by reference from the Trust’s Initial Registration Statement on Form N-1A filed with the SEC on February 18, 2003.
(c)		Instruments Defining Rights of Security Holders are herein incorporated by reference from the Trust’s Declaration of Trust and Bylaws.
(d)	(i)
Amended and Restated Investment Advisory Agreement dated August 31, 2006 between the Trust, on behalf of the CAN SLIM© Select Growth Fund, and Duncan-Hurst Capital Management, LP is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

	(ii)	Investment Advisory Agreement dated ______________, 2006 between the Trust, on behalf of the Counterpoint Select Fund, and Jurika, Mills & Keifer, LLC - to be filed.
(iii)
Amended and Restated Investment Advisory Agreement dated August 31, 2006 between the Trust, on behalf of the FIMCO Select Fund, and Frontier Investment Management Co. is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(iv)
Amended and Restated Investment Advisory Agreement dated August 31, 2006 between the Trust, on behalf of the FundX Stock Upgrader Fund, and DAL Investment Company, LLC is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(v)(A)
Amended and Restated Investment Advisory Agreement dated August 31, 2006 between the Trust, on behalf of the FundX Upgrader Fund, the FundX Aggressive Upgrader Fund, the FundX Conservative Upgrader Fund and the FundX Flexible Income Fund, and DAL Investment Company, LLC is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

	(v)(B)	Investment Advisory Agreement dated _____, 2006 between the Trust on behalf of the FundX ETF Upgrader Fund and the FundX ETF Aggressive Upgrader Fund - to be filed.
(vi)
Amended and Restated Investment Advisory Agreement dated August 31, 2006 between the Trust, on behalf of the Greenville Small Cap Growth Fund, and Greenville Capital Management, Inc. is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(vii)
Amended and Restated Investment Advisory Agreement dated August 31, 2006 between the Trust, on behalf of the Hester Total Return Fund, and Hester Capital Management, LLC is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(viii)
Amended and Restated Investment Advisory Agreement dated August 31, 2006 between the Trust, on behalf of the Hodges Fund, and Hodges Capital Management, Inc. is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(ix)
Amended and Restated Investment Advisory Agreement dated August 31, 2006 between the Trust, on behalf of The Leonetti Fund, and Leonetti & Associates, Inc. is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

1

(x)
Amended and Restated Investment Advisory Agreement dated August 31, 2006 between the Trust, on behalf of the Lighthouse Opportunity Fund, and Lighthouse Capital Management, LP is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(xi)
Amended and Restated Investment Advisory Agreement dated August 31, 2006 between the Trust, on behalf of The Osterweis Fund, and Osterweis Capital Management, Inc. is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(xii)
Amended and Restated Investment Advisory Agreement dated August 31, 2006 between the Trust, on behalf of The Osterweis Strategic Income Fund, and Osterweis Capital Management, LLC is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(xiii)
Amended and Restated Investment Advisory Agreement dated August 31, 2006 between the Trust, on behalf of The Perkins Discovery Fund, and Perkins Capital Management, Inc. is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(xiv)
Amended and Restated Investment Advisory Agreement dated August 31, 2006 between the Trust, on behalf of Portfolio 21, and Progressive Investment Management Corporation is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(xv)
Amended and Restated Investment Advisory Agreement August 31, 2006 between the Trust, on behalf of the Stephens Small Cap Growth Fund, and Stephens Investment Management Group, LLC is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(xvi)
Amended and Restated Investment Advisory Agreement dated August 31, 2006 between the Trust, on behalf of the Stephens Mid Cap Growth Fund, and Stephens Investment Management Group, LLC is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(xvii)
Amended and Restated Investment Advisory Agreement dated August 31, 2006 between the Trust, on behalf of the TCM Small Cap Growth Fund, and Tygh Capital Management, Inc. is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(xviii)
Amended and Restated Investment Advisory Agreement dated August 31, 2006 between the Trust, on behalf of the Villere Balanced Fund, and St. Denis J. Villere & Company, LLC is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(xix)(A)
Amended and Restated Investment Advisory Agreement dated August 31, 2006 between the Trust, on behalf of the Women’s Equity Fund, and FEMMX Financial Inc. is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(xix)(B)
Investment Sub-Advisory Agreement dated November 30, 2004 between the Trust, on behalf of the Women’s Equity Fund, Boston Trust Investment Management, Inc. (formerly, BTIM Co.) and FEMMX Financial Inc. (formerly, Pro-Conscience Funds, Inc.) is herein incorporated by reference from the Post-Effective Amendment No. 183 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 2, 2004.

(e)	(i)
Distribution Agreement dated August 1, 2006 between the Trust, on behalf of the CAN SLIM© Select Growth Fund, and Quasar Distributors, LLC is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

	(ii)	Distribution Agreement dated ______, 2006 between the Trust, on behalf of the Counterpoint Select Fund, and Quasar Distributors, LLC - to be filed.

2

(iii)
Distribution Agreement dated June 26, 2006 between the Trust, on behalf of the FIMCO Select Fund, and Quasar Distributors, LLC is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(iv)(A)
Distribution Agreement dated July 5, 2006 between the Trust, on behalf of the FundX Upgrader Fund, the FundX Stock Upgrader Fund, the FundX Aggressive Upgrader Fund, the FundX Conservative Upgrader Fund and the FundX Flexible Income Fund, and Quasar Distributors, LLC is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(iv)(B)	Amendment to Exhibit A of the Distribution Agreement dated _____, 2006 between the Trust, on behalf of the FundX ETF Upgrader Fund and the FundX ETF Aggressive Upgrader Fund - to be filed.
(v)
Distribution Agreement dated August 1, 2006 between the Trust, on behalf of the Greenville Small Cap Growth Fund, and Quasar Distributors, LLC is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(vi)
Distribution Agreement dated June 26, 2006 between the Trust, on behalf of the Hester Total Return Fund, and Quasar Distributors, LLC is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(vii)
Distribution Agreement dated June 1, 2006 between the Hodges Fund and Quasar Distributors, LLC is herein incorporated by reference from the Post-Effective Amendment No. 259 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 30, 2006.

(viii)
Distribution Agreement dated August 4, 2006 between the Trust, on behalf of The Leonetti Fund, and Quasar Distributors, LLC is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(ix)
Distribution Agreement dated July 29, 2006 between the Trust, on behalf of the Lighthouse Opportunity Fund, and Quasar Distributors, LLC is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(x)
Distribution Agreement dated July 10, 2006 between the Trust, on behalf of The Osterweis Fund and The Osterweis Strategic Income Fund, and Quasar Distributors, LLC is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(xi)
Distribution Agreement dated June 27, 2006 between the Trust, on behalf of The Perkins Discovery Fund, and Quasar Distributors, LLC is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(xii)
Distribution Agreement dated July 7, 2006 between the Trust, on behalf of the Portfolio 21, and Quasar Distributors, LLC is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(xiii)
Distribution Agreement dated July 20, 2006 between the Trust, on behalf of the Stephens Mid Cap Growth Fund and the Stephens Small Cap Growth Fund is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(xiv)
Distribution Agreement dated June 26, 2006 between the Trust, on behalf of the TCM Small Cap Growth Fund, and Quasar Distributors, LLC is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

3

(xv)
Distribution Agreement dated June 26, 2006 between the Trust, on behalf of the Villere Balanced Fund, and Quasar Distributors, LLC is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(xvi)
Distribution Agreement dated June 23, 2006 between the Trust, on behalf of the Women’s Equity Fund, and Quasar Distributors, LLC is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(f)		Bonus or Profit Sharing Contracts - None.
(g)	(i)
Custodian Agreement dated June 22, 2006 between the Trust and U.S. Bank, National Association is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(ii)
Addendum to Custodian Agreement dated August 17, 2006 on behalf of the FundX Upgrader Fund, the FundX Stock Upgrader Fund, the FundX Aggressive Upgrader Fund, the FundX Conservative Upgrader Fund and the FundX Flexible Income Fund, and U.S. Bancorp Fund Services, LLC is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

	(iii)	Addendum to Custodian Agreement dated _____, 2006 on behalf of the FundX ETF Upgrader Fund and the FundX ETF Aggressive Upgrader Fund - to be filed.
(h)	(i)(A)
Fund Administration Servicing Agreement dated June 22, 2006 between the Trust and U.S. Bancorp Fund Services, LLC is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(i)(B)
Addendum to Administration Servicing Agreement dated July 24, 2006 between the Trust, on behalf of the Stephens Mid Cap Growth Fund and the Stephens Small Cap Growth Fund, and U.S. Bancorp Fund Services, LLC is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(i)(C)
Addendum to Administration Servicing Agreement dated August 17, 2006 on behalf of the FundX Upgrader Fund, the FundX Stock Upgrader Fund, the FundX Aggressive Upgrader Fund, the FundX Conservative Upgrader Fund and the FundX Flexible Income Fund, and U.S. Bancorp Fund Services, LLC is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

	(i)(D)	Addendum to Administration Servicing Agreement dated _____, 2006 on behalf of the FundX ETF Upgrader Fund and the FundX ETF Aggressive Upgrader Fund - to be filed.
(ii)(A)
Fund Accounting Servicing Agreement dated June 22, 2006 between the Trust and U.S. Bancorp Fund Services, LLC is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(ii)(B)
Addendum to Fund Accounting Servicing Agreement dated August 17, 2006 on behalf of the FundX Upgrader Fund, the FundX Stock Upgrader Fund, the FundX Aggressive Upgrader Fund, the FundX Conservative Upgrader Fund and the FundX Flexible Income Fund, and U.S. Bancorp Fund Services, LLC is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

	(ii)(C)	Addendum to Fund Accounting Servicing Agreement dated _____, 2006 on behalf of the FundX ETF Upgrader Fund and the FundX ETF Aggressive Upgrader Fund - to be filed.
(iii)(A)
Transfer Agent Agreement dated June 22, 2006 between the Trust and U.S. Bancorp Fund Services, LLC is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

4

(iii)(B)
Addendum to Transfer Agent Agreement dated August 17, 2006 on behalf of the FundX Upgrader Fund, the FundX Stock Upgrader Fund, the FundX Aggressive Upgrader Fund, the FundX Conservative Upgrader Fund and the FundX Flexible Income Fund, and U.S. Bancorp Fund Services, LLC is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(iii)(C)	Addendum to Transfer Agent Agreement dated _____, 2006 on behalf of the FundX ETF Upgrader Fund and the FundX ETF Aggressive Upgrader Fund - to be filed.
(iv)
Operating Expense Limitation Agreement dated August 31, 2006 between the Trust, on behalf of the CAN SLIM© Select Growth Fund, and Duncan-Hurst Capital Management, LP is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(v)	Operating Expense Limitation Agreement dated ____________, 2006 between the Trust, on behalf of the Counterpoint Select Fund, and Jurika, Mills & Keifer, LLC - to be filed.
(vi)
Operating Expense Limitation Agreement dated November 15, 2005 between the Trust, on behalf of the FIMCO Select Fund, and Frontier Investment Management Co. is herein incorporated by reference from the Post-Effective Amendment No. 242 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 22, 2005.

(vii)
Operating Expense Limitation Agreement dated August 10, 2005 between the Trust, on behalf of the FundX Stock Upgrader Fund, and DAL Investment Company, LLC is herein incorporated by reference from the Post-Effective Amendment No. 226 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on September 12, 2005.

(viii)
Operating Expense Limitation Agreement dated June 21, 2002 between the Trust, on behalf of the FundX Upgrader Fund, and DAL Investment Company, LLC is herein incorporated by reference from the Post-Effective Amendment No. 163 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 13, 2004.

(ix)
Operating Expense Limitation Agreement dated June 21, 2002 between the Trust, on behalf of the FundX Aggressive Upgrader Fund, the FundX Conservative Upgrader Fund and the FundX Flexible Income Fund, and DAL Investment Company, LLC is herein incorporated by reference from the Post-Effective Amendment No. 163 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 13, 2004.

(x)	Operating Expense Limitation Agreement dated _____, 2006 between the Trust on behalf of the FundX ETF Upgrader Fund and the FundX ETF Aggressive Upgrader Fund - to be filed.
(xi)
Operating Expense Limitation Agreement dated August 1, 2006 between the Trust, on behalf of the Greenville Small Cap Growth Fund, and Greenville Capital Management, Inc. is herein incorporated by reference from the Post-Effective Amendment No. 265 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 22, 2006.

(xii)
Operating Expense Limitation Agreement dated August 1, 2004 between the Trust, on behalf of the Hester Total Return Fund, and Hester Capital Management, LLC is herein incorporated by reference from the Post-Effective Amendment No. 261 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 25, 2006.

(xiii)
Operating Expense Limitation Agreement dated August 31, 2006 between the Trust, on behalf of the Lighthouse Opportunity Fund, and Lighthouse Capital Management, LP is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(xiv)
Operating Expense Limitation Agreement dated August 30, 2002 between the Trust, on behalf of The Osterweis Strategic Income Fund, and Osterweis Capital Management, LLC is herein incorporated by reference from the Post-Effective Amendment No. 154 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 30, 2003.

(xv)
Operating Expense Limitation Agreement dated July 29, 2004 between the Trust, on behalf of The Perkins Discovery Fund, and Perkins Capital Management, Inc. is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

5

(xvi)
Operating Expense Limitation Agreement dated June 28, 1999 between the Trust, on behalf of Portfolio 21, and Progressive Investment Management Corporation is herein incorporated by reference from the Post-Effective Amendment No. 162 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 23, 2003.

(xvii)
Operating Expense Limitation Agreement dated August 28, 2006 between the Trust, on behalf of the Stephens Mid Cap Growth Fund, and Stephens Investment Management Group, LLC is herein incorporated by reference from the Post-Effective Amendment No. 266 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 25, 2006.

(xviii)
Operating Expense Limitation Agreement dated August 28, 2006 between the Trust, on behalf of the Stephens Small Cap Growth Fund, and Stephens Investment Management Group, LLC is herein incorporated by reference from the Post-Effective Amendment No. 266 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 25, 2006.

(xix)
Operating Expense Limitation Agreement dated August 31, 2006 between the Trust, on behalf of the TCM Small Cap Growth Fund, and Tygh Capital Management, Inc. is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(xx)
Operating Expense Limitation Agreement dated August 7, 2002 between the Trust, on behalf of the Villere Balanced Fund, and St. Denis J. Villere & Company, LLC is herein incorporated by reference from the Post-Effective Amendment No. 160 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 16, 2003.

(xxi)
Operating Expense Limitation Agreement dated March 1, 2006 between the Trust, on behalf of the Women’s Equity Fund, and FEMMX Financial Inc. is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(xxii)
Sub-Licensing Agreement dated September 12, 2005 between the Trust and Duncan-Hurst Capital Management, LP, on behalf of the CAN SLIM© Select Growth Fund, is herein incorporated by reference from the Post-Effective Amendment No. 227 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on September 21, 2005.

(xxiii)
Assumption Agreement dated May 12, 2001 between Boston Trust Investment Management, Inc., United States Trust Company of Boston, and the Trust and FEMMX Financial Inc. (formerly, Pro-Conscience Funds Inc.), on behalf of the Women’s Equity Fund, is herein incorporated by reference from the Post-Effective Amendment No. 137 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 25, 2002.

(i)	(i)
Opinion and Consent of Counsel dated September 21, 2005 by Goodwin Procter LLP for the CAN SLIM© Select Growth Fund is herein incorporated by reference from the Post-Effective Amendment No. 227 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on September 21, 2005.

(ii)
Opinion and Consent of Counsel dated ______________, 2006 by Goodwin Procter LLP for the Counterpoint Select Fund is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(iii)
Opinion and Consent of Counsel dated December 21, 2005 by Goodwin Procter LLP for the FIMCO Select Fund is herein incorporated by reference from the Post-Effective Amendment No. 242 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 22, 2005.

(iv)
Opinion and Consent of Counsel dated September 12, 2005 by Goodwin Procter LLP for the FundX Stock Upgrader Fund is herein incorporated by reference from the Post-Effective Amendment No. 228 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on September 26, 2005.

6

(v)
Opinion and Consent of Counsel dated June 24, 2002 by Goodwin Procter LLP for the FundX Aggressive Upgrader Fund, the FundX Conservative Upgrader Fund and the FundX Flexible Income Fund is herein incorporated by reference from the Post-Effective Amendment No. 133 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 28, 2002.

(vi)
Opinion and Consent of Counsel dated June 5, 2002 by Paul, Hastings, Janofsky & Walker LLP for the FundX Upgrader Fund is herein incorporated by reference from the Post-Effective Amendment No. 132 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 21, 2002.

(vii)	Opinion and Consent of Counsel dated _____, 2006 for the FundX ETF Upgrader Fund and the FundX ETF Aggressive Upgrader Fund - to be filed.
(viii)
Opinion and Consent of Counsel dated April 21, 2004 by Paul, Hastings, Janofsky & Walker LLP for the Greenville Small Cap Growth Fund is herein incorporated by reference from the Post-Effective Amendment No. 165 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on April 28, 2004.

(ix)
Opinion and Consent of Counsel dated July 22, 1999 by Paul, Hastings, Janofsky & Walker LLP for the Hester Total Return Fund (formerly, the Avondale Hester Total Return Fund) is herein incorporated by reference from the Post-Effective Amendment No. 73 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 26, 1999.

(x)
Opinion and Consent of Counsel dated July 22, 1999 by Paul, Hastings, Janofsky & Walker LLP for the Hodges Fund is herein incorporated by reference from the Post-Effective Amendment No. 75 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 26, 1999.

(xi)
Opinion and Consent of Counsel dated August 13, 1999 by Paul, Hastings, Janofsky & Walker LLP for the Leonetti Balanced Fund is herein incorporated by reference from the Post-Effective Amendment No. 80 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 16, 1999.

(xii)
Opinion and Consent of Counsel dated November 23, 1999 by Paul, Hastings, Janofsky & Walker LLP for the Lighthouse Opportunity Fund (formerly, the Lighthouse Contrarian Fund) is herein incorporated by reference from the Post-Effective Amendment No. 92 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 1, 1999.

(xiii)
Opinion and Consent of Counsel dated July 22, 1999 by Paul, Hastings, Janofsky & Walker LLP for The Osterweis Fund is herein incorporated by reference from the Post-Effective Amendment No. 74 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 26, 1999.

(xiv)
Opinion and Consent of Counsel dated August 21, 2002 by Paul, Hastings, Janofsky & Walker LLP for The Osterweis Strategic Income Fund is herein incorporated by reference from the Post-Effective Amendment No. 142 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 22, 2002.

(xv)
Opinion and Consent of Counsel dated July 22, 1999 by Paul, Hastings, Janofsky & Walker LLP for The Perkins Discovery Fund is herein incorporated by reference from the Post-Effective Amendment No. 78 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 26, 1999.

(xvi)
Opinion and Consent of Counsel dated December 19, 2000 by Paul, Hastings, Janofsky & Walker LLP for Portfolio 21 is herein incorporated by reference from the Post-Effective Amendment No. 110 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 20, 2000.

(xvii)
Opinion and Consent of Counsel dated November 23, 2005 by Goodwin Procter LLP for the Stephens Small Cap Growth Fund is herein incorporated by reference from the Post-Effective Amendment No. 239 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on November 23, 2005.

(xviii)
Opinion and Consent of Counsel dated January 30, 2006 by Goodwin Procter LLP for the Stephens Mid Cap Growth Fund is herein incorporated by reference from the Post-Effective Amendment No. 251 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 30, 2006.

7

(xix)
Opinion and Consent of Counsel dated September 28, 2004 by Goodwin Procter LLP for the TCM Small Cap Growth Fund is herein incorporated by reference from the Post-Effective Amendment No. 175 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on September 30, 2004.

(xx)
Opinion and Consent of Counsel dated June 5, 2002 by Paul, Hastings, Janofsky & Walker for the Villere Balanced Fund is herein incorporated by reference from the Post-Effective Amendment No. 130 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 7, 2002.

(xxi)
Opinion and Consent of Counsel dated July 22, 1999 by Paul, Hastings, Janofsky & Walker for the Women’s Equity Fund - Class R shares is herein incorporated by reference from the Post-Effective Amendment No. 77 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 26, 1999.

(xxii)
Opinion and Consent of Counsel dated January 19, 2006 by Goodwin Procter LLP for the Women’s Equity Fund - Class I shares is herein incorporated by reference from the Post-Effective Amendment No. 248 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 19, 2006.

(j)	(i)	Consent of Independent Registered Public Accounting Firm - to be filed.
(ii)
Powers of Attorney dated June 19, 2006 is herein incorporated by reference from the Post-Effective Amendment No. 258 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 28, 2006.

(k)		Omitted Financial Statements - None.
(l)		Initial Capital Agreements - None.
(m)	(i)
Form of Share Marketing Plan pursuant to Rule 12b-1 by the Trust on behalf of the CAN SLIM© Select Growth Fund is herein incorporated by reference from the Post-Effective Amendment No. 227 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on September 21, 2005.

(ii)
Amended and Restated Share Marketing Plan pursuant to Rule 12b-1 Distribution Plan by the Trust on behalf of the Hodges Fund is herein incorporated by reference from Post-Effective Amendment No. 24 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on January 16, 1996.

(iii)
Rule 12b-1 Plan dated September 29, 1996 by the Trust on behalf of the Lighthouse Opportunity Fund is herein incorporated by reference from the Post-Effective Amendment No. 161 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 18, 2003.

(iv)
Share Marketing Plan pursuant to Rule 12b-1 dated April 7, 1998 by the Trust on behalf of The Perkins Discovery Fund is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(v)
Form of Rule 12b-1 Distribution Plan by the Trust on behalf of Portfolio 21 is herein incorporated by reference from the Post-Effective Amendment No. 24 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 16, 1996.

(vi)
Rule 12b-1 Distribution and Shareholder Servicing Plan between the Trust, on behalf of the Stephens Small Cap Growth Fund, and Quasar Distributors, LLC is herein incorporated by reference from the Post-Effective Amendment No. 266 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 25, 2006.

(vii)
Rule 12b-1 Distribution and Shareholder Servicing Plan between the Trust, on behalf of the Stephens Mid Cap Growth Fund, and Quasar Distributors, LLC is herein incorporated by reference from the Post-Effective Amendment No. 266 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 25, 2006.

(viii)
Form of Rule 12b-1 Distribution Plan between the Trust, on behalf of the Women’s Equity Fund is herein incorporated by reference from the Post-Effective Amendment No. 248 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 19, 2006.

8

(n)	(i)
Rule 18f-3 Plan dated June 7, 2006 by the Trust on behalf of the Stephens Small Cap Growth Fund and the Stephens Mid Cap Growth Fund is herein incorporated by reference from the Post-Effective Amendment No. 266 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 25, 2006.

(ii)
Rule 18f-3 Plan dated January, 19, 2006 by the Trust on behalf of the Women’s Equity Fund is herein incorporated by reference from the Post-Effective Amendment No. 262 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 26, 2006.

(o)		Reserved.
(p)	(i)
Code of Ethics for the Trust, on behalf of The Leonetti Fund and the Women’s Equity Fund, is herein incorporated by reference from the Post-Effective Amendment No. 186 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 24, 2005.

(ii)
Code of Ethics for Duncan-Hurst Capital Management, LP is herein incorporated by reference from the Post-Effective Amendment No. 217 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 29, 2005.

(iii)
Code of Ethics for DAL Investment Company, LLC, on behalf of the FundX Stock Upgrader Fund, the FundX Upgrader Fund, the FundX Aggressive Upgrader Fund, the FundX Conservative Updgrader Fund and the FundX Flexible Income Fund, is herein incorporated by reference from the Post-Effective Amendment No. 253 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 27, 2006.

(iv)
Code of Ethics for Frontier Investment Management Co. is herein incorporated by reference from the Post-Effective Amendment No. 242 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 22, 2005.

(v)
Code of Ethics for Greenville Capital Management, Inc. is herein incorporated by reference from the Post-Effective Amendment No. 223 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 29, 2005.

(vi)
Code of Ethics for Hester Capital Management, LLC is herein incorporated by reference from the Post-Effective Amendment No. 212 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 28, 2005.

(vii)
Code of Ethics for Hodges Capital Management, Inc. is herein incorporated by reference from the Post-Effective Amendment No. 213 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 28, 2005.

	(viii)	Code of Ethics for Jurika, Mills & Keifer, LLC - to be filed.
(ix)
Code of Ethics for Lighthouse Capital Management, LP. is herein incorporated by reference from the Post-Effective Amendment No. 245 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 23, 2005.

(x)
Code of Ethics for Osterweis Capital Management, Inc. and Osterweis Capital Management, LLC is herein incorporated by reference from the Post-Effective Amendment No. 214 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 29, 2005.

(xi)
Code of Ethics for Perkins Capital Management, Inc. is herein incorporated by reference from the Post-Effective Amendment No. 215 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 29, 2005.

(xii)
Code of Ethics for Progressive Investment Management Corporation. is herein incorporated by reference from the Post-Effective Amendment No. 246 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 29, 2005.

(xiii)
Code of Ethics for Stephens Investment Management Group, LLC is herein incorporated by reference from the Post-Effective Amendment No. 239 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on November 23, 2005.

(xiv)
Code of Ethics for Tygh Capital Management, Inc. (formerly, Tyee Capital Management) is herein incorporated by reference from the Post-Effective Amendment No. 175 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on September 30, 2004.

9

(xv)
Code of Ethics for St. Denis J. Villere & Company, LLC is herein incorporated by reference from the Post-Effective Amendment No. 244 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 22, 2005.

(xvi)
Code of Ethics for the Sub-Advisor, Boston Trust & Investment Management Company and Boston Trust & Investment Management, Inc., for the Women’s Equity Fund is herein incorporated by reference from the Post-Effective Amendment No. 216 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 29, 2005.

(xvii)
Code of Ethics for the Distributor, Quasar Distributors, LLC, is herein incorporated by reference from the Post-Effective Amendment No. 124 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 23, 2001.

Item 24. Persons Controlled by or Under Common Control with Registrant

No person is directly or indirectly controlled by or under common control with the Registrant.

Item 25. Indemnification

Reference is made to Article VII of the Registrant’s Declaration of Trust (previously filed with the Registration Statement on Form N-1A (File No. 33-12213) on December 29, 1995), Article VI of Registrant’s Amended and Restated Bylaws (previously filed with the Registration Statement on Form N-1A (File No. 33-12213) on February 18, 2003), and Paragraph 6 of the Distribution Agreement (previously filed with the Registration Statement on Form N-1A (File No. 33-12213 on February 12, 2002). With respect to the Registrant, the general effect of these provisions is to indemnify any person (Trustee, director, officer, employee or agent, among others) who was or is a party to any proceeding by reason of their actions performed in their official or duly authorized capacity on behalf of the Trust. With respect to the distributor, the general effect of the relevant provisions is to indemnify those entities for claims arising out of any untrue statement or material fact contained in the Funds' Registration Statement, reports to shareholders or advertising and sales literature

Pursuant to Rule 484 under the Securities Act of 1933, as amended, (the “1933 Act”) the Registrant furnishes the following undertaking: “Insofar as indemnification for liability arising under the 1933 Act may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.”

Item 26. Business and Other Connections of Investment Adviser

With respect to the Advisers, the response to this Item will be incorporated by reference to the Advisers’ Uniform Applications for Investment Adviser Registration (“Form ADV”) on file with the SEC. Each Adviser’s Form ADV may be obtained, free of charge, at the SEC’s website at www.adviserinfo.sec.gov.

10

Item 27. Principal Underwriter

Quasar Distributor’s, LLC acts as the Principal Underwriter for the Trust.

(a)    Quasar Distributors, LLC, the Registrant’s principal underwriter, acts as principal underwriter for the following investment companies:

Advisors Series Trust	Julius Baer Investment Funds
AIP Alternative Strategies Funds	The Kensington Funds
Allied Asset Advisors Funds	Keystone Mutual Funds
Alpine Equity Trust	Kiewit Investment Fund L.P.
Alpine Income Trust	Kirr, Marbach Partners Funds, Inc.
Alpine Series Trust	LKCM Funds
Brandes Investment Trust	Masters’ Select Funds
Brandywine Blue Fund, Inc.	Matrix Advisors Value Fund, Inc.
Brazos Mutual Funds	MDT Funds
Bridges Investment Fund, Inc.	Monetta Fund, Inc.
Buffalo Funds	Monetta Trust
Buffalo Balanced Fund, Inc.	The MP 63 Fund, Inc.
Buffalo High Yield Fund, Inc.	MUTUALS.com
Buffalo Large Cap Fund, Inc.	Nicholas Equity Income Fund, Inc.
Buffalo Small Cap Fund, Inc.	Nicholas Family of Funds, Inc.
Buffalo USA Global Fund, Inc.	Nicholas Fund, Inc.
Country Mutual Funds Trust	Nicholas High Income Fund, Inc.
Cullen Funds Trust	Nicholas II, Inc.
Everest Funds	Nicholas Limited Edition, Inc.
FFTW Funds, Inc.	Nicholas Money Market Fund, Inc.
First American Funds, Inc.	Permanent Portfolio Funds
First American Investment Funds, Inc.	Perritt Funds, Inc.
First American Strategy Funds, Inc.	Perritt MicroCap Opportunities Fund, Inc.
Fort Pitt Capital Funds	PRIMECAP Odyssey Funds
The Glenmede Fund, Inc.	Prudent Bear Funds, Inc.
The Glenmede Portfolios	The Purisima Funds
Greenspring Fund	Rainier Investment Management Mutual Funds
Guinness Atkinson Funds	Rockland Trust
Harding, Loevner Funds, Inc.	Summit Mutual Funds, Inc.
The Hennessy Funds, Inc.	Thompson Plumb Funds, Inc.
Hennessy Mutual Funds, Inc.	TIFF Investment Program, Inc.
Hotchkis and Wiley Funds	Trust For Professional Managers
Intrepid Capital Management Funds Trust	Wexford Trust
Jacob Internet Fund Inc.
The Jensen Portfolio, Inc.

(b)    To the best of Registrant’s knowledge, the directors and executive officers of Quasar Distributors, LLC are as follows:

9

Name and Principal Business Address	Position and Offices with Quasar Distributors, LLC	Positions and Offices with Registrant
James R. Schoenike	President, Board Member	None
Andrew Strnad	Secretary	None
Joe Redwine	Board Member	None
Bob Kern	Board Member	None
Eric W. Falkeis	Board Member	Treasurer
Teresa Cowan	Assistant Secretary	None
The address of each of the foregoing is 615 East Michigan Street, Milwaukee, Wisconsin, 53202.

(c)    Not applicable.

Item 28. Location of Accounts and Records

The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 are maintained at the following locations:

Records Relating to:	Are located at:
Registrant’s Fund Administrator, Fund Accountant and Transfer Agent	U.S. Bancorp Fund Services, LLC 615 East Michigan Street, 3rd Floor Milwaukee, WI 53202
Registrant’s Custodian	U.S. Bank, National Association 425 Walnut Street Cincinnati, OH 45202
Registrant’s Investment Advisers
DAL Investment Company, LP 235 Montgomery Street, Suite 1049 San Francisco, CA 94104
Duncan-Hurst Capital Management, Inc. 4365 Executive Drive, Suite 1520 San Diego, CA 92121
FEMMX Financial Inc. 12 Geary Street, Suite 601 San Francisco, CA 94108
Frontier Investment Management Co. 8401 Central Expressway, Suite 645 Dallas, TX 75225
Greenville Capital Management, Inc. 100 S. Rockland Falls Road Rockland, DE 19732
Hester Capital Management, LLC 1301 S. Mo-Pac Expressway, Suite 350 Austin, TX 78746
Hodges Capital Management, Inc. 2905 Maple Avenue Dallas, TX 75201
Jurika, Mills & Keifer, LLC 2101 Webster Street, Suite 1550 Oakland, California, 94612
Leonetti & Associates, Inc. 1130 Lake Cook Road, Suite 300 Buffalo Grove, IL 60089

12

Lighthouse Capital Management, LP 10000 Memorial Drive, Suite 660 Houston, TX 77024
Osterweis Capital Management, Inc. One Maritime Plaza, Suite 800 San Francisco, CA 94111
Osterweis Capital Management, LLC One Maritime Plaza, Suite 800 San Francisco, CA 94111
Perkins Capital Management, Inc. 730 East Lake Street Wayzata, MN 55391-1769
Progressive Investment Management Corporation 721 N.W. Ninth Avenue, Suite 250 Portland, OR 97209
St. Denis J. Villere & Co., LLC 601 Poydras Street, Suite 1808 New Orleans, LA 70130
Stephens Investment Management Group, LLC 111 Center Street Little Rock, AR 72201
Tygh Capital Management, Inc. 1211 SW Fifth Avenue, Suite 2100 Portland, OR 97204
Registrant’s Investment Sub-Advisor	Boston Trust Investment Management, Inc. One Beacon Street, 33rd Floor Boston, MA 02108

Item 29. Management Services

Not applicable.

Item 30. Undertakings

Not applicable.

13

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has duly caused this Post Effective Amendment No. 269 to its Registration Statement on Form N-1A to be signed below on its behalf by the undersigned, thereunto duly authorized, in the in the City of Milwaukee and State of Wisconsin, on November 1, 2006.

Professionally Managed Portfolios

By: Robert M. Slotky*
Robert M. Slotky
President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 269 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

Steven J. Paggioli*	Trustee	November 1, 2006
Steven J. Paggioli

Dorothy A. Berry*	Trustee	November 1, 2006
Dorothy A. Berry

Wallace L. Cook*	Trustee	November 1, 2006
Wallace L. Cook

Carl A. Froebel*	Trustee	November 1, 2006
Carl A. Froebel

Rowley W. P. Redington*	Trustee	November 1, 2006
Rowley W. P. Redington

Robert M. Slotky*	President	November 1, 2006
Robert M. Slotky

/s/ Eric W. Falkeis	Treasurer and Principal	November 1, 2006
Eric W. Falkeis	Financial and Accounting Officer

*By: /s/ Eric W. Falkeis		November 1, 2006
Eric W. Falkeis Attorney-In Fact pursuant to Power of Attorney